Vanguard® Global Credit Bond Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.6%)
[1,2,3]	United States Treasury Note/Bond	0.500%	2/28/26–5/31/27	9,500	8,755
	United States Treasury Note/Bond	1.875%	2/28/27	3,000	2,836
	United States Treasury Note/Bond	2.750%	11/15/42	1,000	790
[3]	United States Treasury Note/Bond	3.125%	8/15/44	6,500	5,355
	United States Treasury Note/Bond	3.375%	5/15/44	3,000	2,574
	United States Treasury Note/Bond	3.625%	8/15/43	1,000	895
	United States Treasury Note/Bond	3.875%	11/30/29	2,000	1,993
	United States Treasury Note/Bond	4.000%	10/31/29	2,000	2,005
	United States Treasury Note/Bond	4.125%	2/15/27	3,000	2,998
	United States Treasury Note/Bond	4.625%	5/15/44	3,520	3,614
Total U.S. Government and Agency Obligations (Cost $31,504)					31,815
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United States (0.0%)
[4]	CD Mortgage Trust Series 2018-CD7	4.842%	8/15/51	50	45
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	100	98
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $147)					143
Corporate Bonds (74.5%)
Australia (5.3%)
[4,6]	AGI Finance Pty Ltd.	6.109%	6/28/30	2,560	1,738
[4,6]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	1,000	603
[4,6]	Aurizon Network Pty Ltd.	2.900%	9/2/30	2,000	1,121
[4,6]	Aurizon Network Pty Ltd.	6.100%	9/12/31	890	596
[4,6]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	2,150	1,301
[4,6]	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	2,370	1,372
[5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	535
[4,6,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	6.392%	1/16/34	1,625	1,078
[4,6]	Australian Gas Networks Ltd.	2.149%	4/28/28	400	235
[4,6]	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	470	257
[5]	CSL Finance plc	4.750%	4/27/52	370	334
[5]	Glencore Finance Canada Ltd.	5.550%	10/25/42	35	33
[4,8]	Glencore Finance Europe Ltd.	3.125%	3/26/26	1,000	1,250
[5]	Glencore Funding LLC	6.125%	10/6/28	120	125
[5]	Glencore Funding LLC	5.700%	5/8/33	58	59
[4,6]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	3,330	2,060
[5]	Macquarie Bank Ltd.	3.624%	6/3/30	80	73
[6]	Macquarie Bank Ltd.	5.953%	3/1/34	3,000	2,000
[6,7]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	6.299%	3/1/34	2,870	1,898
[5]	Macquarie Group Ltd.	4.098%	6/21/28	330	322
[4,6]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	760	449
[4,6]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	1,190	768
[4,6]	Perth Airport Pty Ltd.	5.600%	3/5/31	650	431
[4,6]	Qantas Airways Ltd.	3.150%	9/27/28	4,360	2,615
[4,6]	Qantas Airways Ltd.	2.950%	11/27/29	1,130	647
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	250	248
[4,6]	Stockland Trust	2.300%	3/24/28	800	472
[4,6]	Victoria Power Networks Finance Pty Ltd.	5.057%	3/14/29	1,500	980
[4,6]	WestConnex Finance Co. Pty Ltd.	6.150%	10/9/30	3,380	2,311
[4,6]	Westpac Banking Corp.	4.334%	8/16/29	500	327
[4]	Westpac Banking Corp.	2.894%	2/4/30	500	492
	Westpac Banking Corp.	2.963%	11/16/40	75	54
[4,6,7]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.000%	5.453%	1/15/29	3,200	2,109
[4,6]	Woolworths Group Ltd.	1.850%	11/15/27	2,070	1,241
					30,134
Austria (0.0%)
[4,9]	Raiffeisen Bank International AG	4.625%	8/21/29	200	219
Belgium (1.5%)
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	225
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25	24
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	468	428
[4,9]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,700	1,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,9]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	200	216
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	2,000	2,030
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	240	258
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	244	254
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	219	199
[4,9]	Argenta Spaarbank NV	1.000%	1/29/27	1,000	1,013
[9]	Crelan SA	5.250%	1/23/32	2,100	2,427
					8,805
Brazil (0.3%)
[4]	Braskem Netherlands Finance BV	4.500%	1/31/30	200	173
[5]	Braskem Netherlands Finance BV	8.500%	1/12/31	460	475
[5]	Embraer Netherlands Finance BV	7.000%	7/28/30	200	210
[5]	Yinson Boronia Production BV	8.947%	7/31/42	580	589
					1,447
Canada (1.6%)
[5]	1011778 BC ULC	3.875%	1/15/28	38	36
[5]	1011778 BC ULC	6.125%	6/15/29	5	5
[5]	Air Canada	3.875%	8/15/26	20	19
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	4	4
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	1,100	1,105
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	4	3
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	4	3
[5]	Bombardier Inc.	7.250%	7/1/31	5	5
[5]	Bombardier Inc.	7.000%	6/1/32	5	5
	Canadian National Railway Co.	4.400%	8/5/52	230	203
	Canadian Natural Resources Ltd.	2.950%	7/15/30	125	112
	Canadian Natural Resources Ltd.	6.250%	3/15/38	140	148
	Canadian Pacific Railway Co.	4.800%	8/1/45	60	55
	Cenovus Energy Inc.	6.750%	11/15/39	15	17
	Cenovus Energy Inc.	5.400%	6/15/47	30	28
	Enbridge Inc.	6.000%	11/15/28	300	314
	Enbridge Inc.	5.300%	4/5/29	115	117
	Enbridge Inc.	3.125%	11/15/29	42	39
	Enbridge Inc.	6.200%	11/15/30	229	245
	Enbridge Inc.	6.700%	11/15/53	140	156
	Enbridge Inc.	5.950%	4/5/54	835	847
[5]	Garda World Security Corp.	8.250%	8/1/32	10	10
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	35	34
[5]	NOVA Chemicals Corp.	4.250%	5/15/29	5	5
[5]	NOVA Chemicals Corp.	9.000%	2/15/30	41	43
	Nutrien Ltd.	4.900%	3/27/28	85	85
	Nutrien Ltd.	4.200%	4/1/29	125	122
	Nutrien Ltd.	5.400%	6/21/34	498	501
	Nutrien Ltd.	4.125%	3/15/35	70	63
	Nutrien Ltd.	5.800%	3/27/53	90	91
[5]	Ontario Gaming GTA LP	8.000%	8/1/30	5	5
	Rogers Communications Inc.	3.200%	3/15/27	320	307
	Rogers Communications Inc.	5.000%	2/15/29	540	542
	Rogers Communications Inc.	3.800%	3/15/32	930	850
	Rogers Communications Inc.	5.300%	2/15/34	280	281
	Rogers Communications Inc.	4.550%	3/15/52	138	116
	Suncor Energy Inc.	6.500%	6/15/38	145	160
	Suncor Energy Inc.	3.750%	3/4/51	40	29
	TELUS Corp.	3.700%	9/15/27	360	348
	TELUS Corp.	4.300%	6/15/49	89	72
	TransCanada PipeLines Ltd.	4.250%	5/15/28	1,405	1,376
	TransCanada PipeLines Ltd.	4.100%	4/15/30	520	501
	TransCanada PipeLines Ltd.	2.500%	10/12/31	115	99
	TransCanada PipeLines Ltd.	6.200%	10/15/37	80	85
					9,191
Chile (0.2%)
[5]	Antofagasta plc	6.250%	5/2/34	575	600
[5]	Cencosud SA	5.950%	5/28/31	800	809
					1,409
China (0.1%)
	NXP BV	5.000%	1/15/33	430	427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Czech Republic (0.2%)
[4,9]	EPH Financing International A/S	6.651%	11/13/28	1,000	1,143
Denmark (0.2%)
[9]	Danske Bank A/S	4.125%	1/10/31	700	787
[4,9]	TDC Net A/S	5.056%	5/31/28	200	223
					1,010
Finland (0.0%)
[5]	Amer Sports Co.	6.750%	2/16/31	5	5
France (4.5%)
[4,9]	AXA SA	3.625%	1/10/33	1,400	1,572
[9]	Ayvens SA	4.000%	1/24/31	2,300	2,537
[4,9]	Banque Federative du Credit Mutuel SA	4.750%	11/10/31	500	576
[5]	BNP Paribas SA	5.497%	5/20/30	300	304
[4,9]	BNP Paribas SA	4.750%	11/13/32	500	575
[5]	BNP Paribas SA	5.738%	2/20/35	150	153
[9]	Bouygues SA	5.375%	6/30/42	100	127
[4,9]	BPCE SA	4.375%	7/13/28	2,900	3,237
[8]	BPCE SA	2.500%	11/30/32	1,200	1,390
[5]	BPCE SA	5.936%	5/30/35	240	245
[9]	Credit Agricole Assurances SA	2.625%	1/29/48	800	820
[4,9]	Credit Agricole SA	0.500%	9/21/29	2,000	1,917
[4,9]	Engie SA	3.875%	1/6/31	200	222
[4,9]	Engie SA	4.000%	1/11/35	1,500	1,671
[4,9]	Engie SA	4.250%	1/11/43	300	330
[9]	Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	800	718
[9]	Groupe des Assurances du Credit Mutuel SADIR	5.000%	10/30/44	500	550
[9]	ICADE	0.625%	1/18/31	1,100	966
[4,9]	RCI Banque SA	4.875%	9/21/28	2,700	3,063
[5]	SNF Group SACA	3.125%	3/15/27	10	9
[5]	SNF Group SACA	3.375%	3/15/30	22	19
[5]	Societe Generale SA	2.797%	1/19/28	540	507
[5]	Societe Generale SA	3.000%	1/22/30	155	138
[4,9]	Societe Generale SA	1.000%	11/24/30	1,000	1,037
[9]	Societe Generale SA	4.875%	11/21/31	200	228
[5]	Societe Generale SA	6.066%	1/19/35	200	203
[5]	Societe Generale SA	4.027%	1/21/43	80	57
[4,9]	TotalEnergies SE	2.000%	Perpetual	300	306
[4,9]	Unibail-Rodamco-Westfield SE	2.000%	4/28/36	200	181
[8]	Westfield America Management Ltd.	2.125%	3/30/25	1,326	1,665
[8]	Westfield America Management Ltd.	2.625%	3/30/29	388	441
					25,764
Germany (2.3%)
[4,9]	Allianz SE	4.597%	9/7/38	500	556
[4,9]	Aroundtown SA	0.000%	7/16/26	300	297
[4,9]	Aroundtown SA	1.625%	1/31/28	300	293
[4,9]	Aroundtown SA	1.450%	7/9/28	1,300	1,240
[4,8]	Aroundtown SA	3.625%	4/10/31	100	105
[9]	Bayer AG	0.625%	7/12/31	600	523
	Deutsche Bank AG	7.146%	7/13/27	100	103
	Deutsche Bank AG	5.706%	2/8/28	220	222
	Deutsche Bank AG	6.720%	1/18/29	200	209
	Deutsche Bank AG	6.819%	11/20/29	210	222
[4,9]	Deutsche Bank AG	5.625%	5/19/31	500	551
[4,9]	Deutsche Bank AG	4.000%	6/24/32	2,100	2,251
	Deutsche Bank AG	7.079%	2/10/34	200	208
[4,9]	Deutsche Lufthansa AG	3.000%	5/29/26	700	746
[5]	Deutsche Telekom International Finance BV	4.875%	3/6/42	75	70
[4,9]	Fresenius Finance Ireland plc	0.875%	10/1/31	992	894
[4,9]	Robert Bosch GmbH	4.375%	6/2/43	200	224
[5]	Siemens Financieringsmaatschappij NV	2.875%	3/11/41	370	277
[4,9]	Traton Finance Luxembourg SA	4.125%	11/22/25	700	761
[4,8]	Traton Finance Luxembourg SA	5.625%	1/16/29	300	390
[4,9]	Volkswagen Bank GmbH	4.250%	1/7/26	1,500	1,639
[5]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	135
[9]	Volkswagen International Finance NV	3.875%	Perpetual	1,300	1,359
					13,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ireland (0.6%)
	AerCap Ireland Capital DAC	4.450%	10/1/25	900	892
	AerCap Ireland Capital DAC	6.100%	1/15/27	880	901
	AerCap Ireland Capital DAC	4.625%	10/15/27	150	148
	AerCap Ireland Capital DAC	3.000%	10/29/28	380	351
	AerCap Ireland Capital DAC	3.400%	10/29/33	100	86
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	120
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	150	143
[5]	Flutter Treasury Designated Activity Co.	6.375%	4/29/29	5	5
[5]	GGAM Finance Ltd.	8.000%	2/15/27	7	7
[5]	GGAM Finance Ltd.	8.000%	6/15/28	47	50
[5]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	220	223
[5]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	203
[5]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	335	342
					3,471
Israel (0.0%)
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	5	5
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	10	11
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	5	5
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	4	3
					24
Italy (0.3%)
[5]	Enel Finance International NV	1.625%	7/12/26	200	188
[5]	Enel Finance International NV	4.750%	5/25/47	200	172
[4,8]	Intesa Sanpaolo SpA	6.625%	5/31/33	1,000	1,378
					1,738
Japan (0.8%)
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	660	671
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	400	409
	Mizuho Financial Group Inc.	5.667%	5/27/29	250	256
	Nomura Holdings Inc.	5.594%	7/2/27	466	473
	Nomura Holdings Inc.	5.783%	7/3/34	811	834
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	1,051	1,073
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	200	208
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	364	379
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	100	74
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	68
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	131
					4,576
Kazakhstan (0.1%)
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	485	483
Luxembourg (1.8%)
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	5,135	5,231
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	673	683
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	1,979	1,921
[9]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	1,200	1,267
[9]	JAB Holdings BV	5.000%	6/12/33	500	588
[4,9]	Prologis International Funding II SA	4.625%	2/21/35	700	807
					10,497
Macao (0.0%)
[5]	MGM China Holdings Ltd.	7.125%	6/26/31	13	13
[5]	Studio City Co. Ltd.	7.000%	2/15/27	10	10
[5]	Studio City Finance Ltd.	5.000%	1/15/29	5	4
[5]	Wynn Macau Ltd.	5.625%	8/26/28	37	35
[5]	Wynn Macau Ltd.	5.125%	12/15/29	4	4
					66
Malaysia (0.1%)
[4]	Petronas Capital Ltd.	3.500%	4/21/30	445	417
Netherlands (2.7%)
[4,9]	ABN AMRO Bank NV	5.125%	2/22/33	1,100	1,231
[4,9]	ABN AMRO Bank NV	5.500%	9/21/33	1,400	1,594
[4,8]	Cooperatieve Rabobank UA	5.250%	9/14/27	4,153	5,355
[9]	ING Groep NV	1.000%	11/13/30	1,200	1,244
[4,9]	Koninklijke Philips NV	4.250%	9/8/31	1,091	1,238
[4,9]	NIBC Bank NV	6.000%	11/16/28	4,000	4,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Sunrise FinCo I BV	4.875%	7/15/31	15	14
[5]	VZ Secured Financing BV	5.000%	1/15/32	15	13
					15,390
Poland (0.0%)
[5]	Canpack SA	3.875%	11/15/29	37	33
Spain (0.5%)
[4,9]	Banco de Sabadell SA	5.500%	9/8/29	900	1,041
[4]	Banco Santander SA	5.365%	7/15/28	400	404
	Banco Santander SA	6.607%	11/7/28	340	362
	Banco Santander SA	6.921%	8/8/33	75	80
	Banco Santander SA	6.938%	11/7/33	75	84
[4,8]	CaixaBank SA	1.500%	12/3/26	700	855
					2,826
Sweden (1.0%)
[4,9]	Heimstaden Bostad AB	1.125%	1/21/26	1,300	1,317
[4,9]	Swedbank AB	3.625%	8/23/32	2,850	3,070
[4,9]	Swedish Match AB	1.200%	11/10/25	1,500	1,571
					5,958
Switzerland (0.8%)
[4,9]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	1,900	2,159
	UBS AG	5.000%	7/9/27	300	302
	UBS AG	7.500%	2/15/28	400	433
[5]	UBS Group AG	6.327%	12/22/27	560	575
[5]	UBS Group AG	4.282%	1/9/28	1,120	1,092
[5]	UBS Group AG	5.617%	9/13/30	163	167
					4,728
United Arab Emirates (0.1%)
[4]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	300	285
United Kingdom (10.8%)
	AstraZeneca plc	4.000%	9/18/42	160	138
[4,8]	Aviva plc	6.875%	5/20/58	501	672
[5]	BAE Systems plc	5.000%	3/26/27	3,000	3,015
[5]	BAE Systems plc	5.125%	3/26/29	2,090	2,116
[5]	BAE Systems plc	5.250%	3/26/31	1,410	1,436
[5]	BAE Systems plc	5.300%	3/26/34	1,200	1,216
[5]	BAE Systems plc	5.500%	3/26/54	650	651
	Barclays plc	5.304%	8/9/26	200	200
	Barclays plc	5.829%	5/9/27	1,000	1,010
	Barclays plc	5.674%	3/12/28	560	567
	Barclays plc	4.836%	5/9/28	300	295
	Barclays plc	7.385%	11/2/28	600	640
[8]	Barclays plc	3.750%	11/22/30	100	125
	Barclays plc	7.119%	6/27/34	200	216
	BAT Capital Corp.	3.215%	9/6/26	900	869
	BAT Capital Corp.	3.557%	8/15/27	235	226
	BAT Capital Corp.	2.259%	3/25/28	1,930	1,758
	BAT Capital Corp.	2.726%	3/25/31	75	65
	BAT Capital Corp.	4.742%	3/16/32	585	567
	BAT Capital Corp.	4.390%	8/15/37	560	492
	BAT Capital Corp.	7.079%	8/2/43	165	180
	BAT Capital Corp.	4.540%	8/15/47	124	99
	BAT Capital Corp.	5.650%	3/16/52	110	103
[4,9]	BAT Netherlands Finance BV	5.375%	2/16/31	500	584
[4,9]	British American Tobacco plc	3.000%	Perpetual	4,400	4,509
[8]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	1,869	1,791
[4,8]	Close Brothers Finance plc	2.750%	10/19/26	1,500	1,819
[4,9]	Heathrow Funding Ltd.	1.125%	10/8/30	600	564
[4,9]	Heathrow Funding Ltd.	4.500%	7/11/33	1,100	1,264
[5]	Howden UK Refinance plc	7.250%	2/15/31	5	5
[5]	Howden UK Refinance plc	8.125%	2/15/32	40	40
	HSBC Holdings plc	5.887%	8/14/27	2,200	2,233
	HSBC Holdings plc	5.733%	5/17/32	500	512
[9]	HSBC Holdings plc	6.364%	11/16/32	3,700	4,283
[4]	HSBC Holdings plc	6.500%	9/15/37	125	132
	HSBC Holdings plc	6.332%	3/9/44	300	323
	HSBC Holdings plc	5.250%	3/14/44	200	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Imperial Brands Finance plc	6.125%	7/27/27	200	206
[9]	International Consolidated Airlines Group SA	3.750%	3/25/29	2,200	2,354
	Lloyds Banking Group plc	4.582%	12/10/25	520	514
	Lloyds Banking Group plc	4.716%	8/11/26	200	199
	Lloyds Banking Group plc	7.953%	11/15/33	140	160
	Lloyds Banking Group plc	4.344%	1/9/48	40	32
[5]	Lseg US Fin Corp.	4.875%	3/28/27	200	200
[5]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	10	10
[4,9]	Motability Operations Group plc	3.500%	7/17/31	992	1,083
[4,9]	Motability Operations Group plc	3.875%	1/24/34	900	988
[4,8]	Motability Operations Group plc	4.875%	1/17/43	300	366
[4,9]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	3,116	3,399
[4,9]	National Grid plc	4.275%	1/16/35	454	509
[5]	NatWest Markets plc	5.416%	5/17/27	2,200	2,227
[8]	Phoenix Group Holdings plc	5.867%	6/13/29	300	383
	RELX Capital Inc.	3.000%	5/22/30	100	92
[8]	Rothesay Life plc	8.000%	10/30/25	600	787
[8]	Rothesay Life plc	3.375%	7/12/26	2,087	2,587
[4,8]	Rothesay Life plc	7.734%	5/16/33	100	138
	Santander UK Group Holdings plc	6.833%	11/21/26	100	102
[4,9]	Severn Trent Utilities Finance plc	4.000%	3/5/34	1,500	1,623
[4,8]	Severn Trent Utilities Finance plc	5.250%	4/4/36	358	448
[5]	Standard Chartered plc	5.688%	5/14/28	200	203
[5]	Standard Chartered plc	7.767%	11/16/28	850	917
[4,9]	United Utilities Water Finance plc	3.750%	5/23/34	3,100	3,292
[5]	Virgin Media Secured Finance plc	5.500%	5/15/29	45	42
	Vodafone Group plc	6.150%	2/27/37	121	131
	Vodafone Group plc	5.625%	2/10/53	260	255
	Vodafone Group plc	5.750%	6/28/54	320	317
[8]	Yorkshire Water Finance plc	1.750%	11/26/26	1,243	1,458
[4,8]	Yorkshire Water Finance plc	1.750%	10/27/32	900	851
[4,8]	Yorkshire Water Finance plc	2.750%	4/18/41	1,000	851
					61,630
United States (38.7%)
	AbbVie Inc.	4.950%	3/15/31	1,600	1,630
	AbbVie Inc.	4.050%	11/21/39	418	373
	AbbVie Inc.	4.250%	11/21/49	240	205
	AbbVie Inc.	5.400%	3/15/54	955	967
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/30	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/52	160	141
[4]	AdventHealth Obligated Group	2.795%	11/15/51	300	200
	AEP Texas Inc.	5.450%	5/15/29	265	271
	AEP Texas Inc.	5.400%	6/1/33	140	140
	AEP Transmission Co. LLC	3.750%	12/1/47	130	99
	AEP Transmission Co. LLC	4.250%	9/15/48	100	82
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	70	52
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	100	62
	AEP Transmission Co. LLC	5.400%	3/15/53	90	89
	AES Corp.	5.450%	6/1/28	150	151
	Aflac Inc.	4.750%	1/15/49	50	46
	Agree LP	2.000%	6/15/28	50	45
[4]	Air Lease Corp.	2.875%	1/15/26	105	102
[4]	Air Lease Corp.	3.750%	6/1/26	100	98
	Air Lease Corp.	4.625%	10/1/28	20	20
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	92
	Alabama Power Co.	4.150%	8/15/44	50	42
	Albemarle Corp.	4.650%	6/1/27	50	50
[5]	Alcon Finance Corp.	3.800%	9/23/49	200	154
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	100	95
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	130	81
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	100	90
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	230	221
	Alleghany Corp.	3.625%	5/15/30	250	238
[4]	Allina Health System	3.887%	4/15/49	130	102
[5]	Allison Transmission Inc.	4.750%	10/1/27	24	23
	Allstate Corp.	5.250%	3/30/33	550	561
	Allstate Corp.	4.500%	6/15/43	230	202
	Altria Group Inc.	2.450%	2/4/32	165	137
	Altria Group Inc.	3.400%	2/4/41	70	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	5.375%	1/31/44	100	97
	Altria Group Inc.	5.950%	2/14/49	100	101
	Altria Group Inc.	4.450%	5/6/50	40	32
	Amazon.com Inc.	3.875%	8/22/37	50	45
	Amazon.com Inc.	2.500%	6/3/50	115	72
	Amazon.com Inc.	3.950%	4/13/52	85	70
[5]	AMC Networks Inc.	10.250%	1/15/29	2	2
[5,10]	Amentum Escrow Corp.	7.250%	8/1/32	2	2
	Ameren Corp.	3.500%	1/15/31	120	111
	Ameren Illinois Co.	4.150%	3/15/46	75	63
	Ameren Illinois Co.	5.900%	12/1/52	130	137
[5]	American Airlines Inc.	5.500%	4/20/26	15	15
[5]	American Airlines Inc.	7.250%	2/15/28	6	6
[5]	American Airlines Inc.	5.750%	4/20/29	41	40
[5]	American Airlines Inc.	8.500%	5/15/29	5	5
	American Axle & Manufacturing Inc.	5.000%	10/1/29	7	6
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	5	5
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	3	3
	American Express Co.	5.043%	7/26/28	403	405
	American Express Co.	5.915%	4/25/35	396	412
	American Express Co.	5.284%	7/26/35	1,277	1,292
	American Tower Corp.	3.375%	10/15/26	170	164
	American Tower Corp.	3.600%	1/15/28	100	96
	Amgen Inc.	5.150%	3/2/28	935	948
[3]	Amgen Inc.	6.375%	6/1/37	460	505
	Amgen Inc.	5.150%	11/15/41	61	58
	Amgen Inc.	5.600%	3/2/43	250	252
	Amgen Inc.	3.375%	2/21/50	340	246
	Amgen Inc.	5.650%	3/2/53	85	86
	Amgen Inc.	2.770%	9/1/53	147	90
	Amgen Inc.	5.750%	3/2/63	76	76
[5]	AmWINS Group Inc.	6.375%	2/15/29	7	7
[5]	AmWINS Group Inc.	4.875%	6/30/29	2	2
[5]	Antero Midstream Partners LP	6.625%	2/1/32	5	5
	Aon Global Ltd.	4.600%	6/14/44	35	31
	Aon Global Ltd.	4.750%	5/15/45	70	62
	Aon North America Inc.	5.125%	3/1/27	130	131
	Aon North America Inc.	5.150%	3/1/29	510	518
	Aon North America Inc.	5.750%	3/1/54	420	423
	Apollo Global Management Inc.	5.800%	5/21/54	950	958
[4]	Appalachian Power Co.	4.500%	3/1/49	30	25
[5]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	33	28
	Ares Capital Corp.	5.875%	3/1/29	150	150
	Ares Capital Corp.	5.950%	7/15/29	600	602
[5]	Arsenal AIC Parent LLC	8.000%	10/1/30	5	5
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	44
[9]	AT&T Inc.	3.550%	11/18/25	600	650
	AT&T Inc.	4.350%	3/1/29	203	200
[4]	AT&T Inc.	4.300%	2/15/30	56	55
	AT&T Inc.	5.400%	2/15/34	276	282
	AT&T Inc.	4.500%	5/15/35	130	123
	AT&T Inc.	4.900%	8/15/37	245	235
	AT&T Inc.	3.500%	6/1/41	95	75
	AT&T Inc.	4.750%	5/15/46	70	63
	AT&T Inc.	3.500%	9/15/53	455	318
	AT&T Inc.	3.550%	9/15/55	213	148
	AT&T Inc.	3.800%	12/1/57	111	80
	AT&T Inc.	3.650%	9/15/59	340	235
	Athene Holding Ltd.	6.250%	4/1/54	840	856
	Atlassian Corp.	5.250%	5/15/29	630	639
	Atlassian Corp.	5.500%	5/15/34	540	548
	Atmos Energy Corp.	6.200%	11/15/53	110	122
[5]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	5	5
[5]	B&G Foods Inc.	8.000%	9/15/28	6	6
	Ball Corp.	2.875%	8/15/30	12	10
	Ball Corp.	3.125%	9/15/31	15	13
	Bank of America Corp.	5.933%	9/15/27	1,400	1,427
	Bank of America Corp.	6.204%	11/10/28	440	458
[4]	Bank of America Corp.	3.970%	3/5/29	200	194
[4]	Bank of America Corp.	2.087%	6/14/29	100	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bank of America Corp.	3.974%	2/7/30	300	289
[4]	Bank of America Corp.	3.194%	7/23/30	165	153
[4]	Bank of America Corp.	2.496%	2/13/31	150	132
	Bank of America Corp.	2.687%	4/22/32	675	584
	Bank of America Corp.	4.571%	4/27/33	200	193
	Bank of America Corp.	5.872%	9/15/34	220	231
	Bank of America Corp.	5.468%	1/23/35	100	102
[4]	Bank of America Corp.	4.078%	4/23/40	200	175
[4]	Bank of America Corp.	2.676%	6/19/41	170	122
	Bank of America Corp.	3.311%	4/22/42	60	46
[4]	Bank of America Corp.	4.875%	4/1/44	75	72
[4]	Bank of America Corp.	3.946%	1/23/49	35	29
[4]	Bank of America Corp.	4.083%	3/20/51	325	267
[4]	Bank of New York Mellon Corp.	4.975%	3/14/30	180	182
	Bank of New York Mellon Corp.	4.596%	7/26/30	200	199
[4]	Bank of New York Mellon Corp.	4.967%	4/26/34	75	75
[4]	Bank of New York Mellon Corp.	6.474%	10/25/34	170	187
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	500	504
[5]	Bausch + Lomb Corp.	8.375%	10/1/28	41	42
[5]	Beacon Roofing Supply Inc.	6.500%	8/1/30	2	2
	Becton Dickinson & Co.	4.693%	2/13/28	100	100
	Becton Dickinson & Co.	4.874%	2/8/29	275	277
[9]	Becton Dickinson & Co.	3.519%	2/8/31	2,045	2,227
	Becton Dickinson & Co.	4.685%	12/15/44	36	32
	Becton Dickinson & Co.	4.669%	6/6/47	40	36
[9]	Becton Dickinson Euro Finance Sarl	4.029%	6/7/36	1,885	2,096
[9]	Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	500	374
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	64
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	250	200
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	180	119
[5]	Big River Steel LLC	6.625%	1/31/29	22	22
	Black Hills Corp.	6.000%	1/15/35	790	815
	BlackRock Funding Inc.	5.350%	1/8/55	1,000	1,003
	BlackRock Inc.	4.750%	5/25/33	300	300
[5]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	149	121
	Block Inc.	3.500%	6/1/31	3	3
[5]	Block Inc.	6.500%	5/15/32	15	15
	Blue Owl Capital Corp.	5.950%	3/15/29	160	161
[5]	Blue Racer Midstream LLC	7.000%	7/15/29	12	12
[5]	Blue Racer Midstream LLC	7.250%	7/15/32	2	2
[5]	Boeing Co.	6.298%	5/1/29	20	21
[5]	Boeing Co.	6.388%	5/1/31	120	125
	Boeing Co.	5.805%	5/1/50	445	414
[5]	Boeing Co.	6.858%	5/1/54	190	201
[5]	Boeing Co.	7.008%	5/1/64	220	233
[5]	Boost Newco Borrower LLC	7.500%	1/15/31	5	5
	Brandywine Operating Partnership LP	8.875%	4/12/29	2	2
[5]	Brink's Co.	6.500%	6/15/29	2	2
	Bristol-Myers Squibb Co.	5.750%	2/1/31	290	308
	Bristol-Myers Squibb Co.	2.550%	11/13/50	120	73
	Bristol-Myers Squibb Co.	5.650%	2/22/64	465	468
[5]	Broadcom Inc.	1.950%	2/15/28	1,160	1,057
	Broadcom Inc.	5.000%	4/15/30	120	122
	Broadcom Inc.	4.150%	11/15/30	530	511
	Broadcom Inc.	5.150%	11/15/31	575	583
[5]	Broadcom Inc.	4.150%	4/15/32	185	174
[5]	Broadcom Inc.	3.419%	4/15/33	360	318
[5]	Broadcom Inc.	3.469%	4/15/34	340	297
[5]	Broadcom Inc.	3.187%	11/15/36	145	118
[5]	Broadcom Inc.	4.926%	5/15/37	230	222
	Brown & Brown Inc.	5.650%	6/11/34	350	354
[5]	Builders FirstSource Inc.	6.375%	3/1/34	10	10
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	325	341
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	135	139
[5]	Cable One Inc.	4.000%	11/15/30	2	2
[5]	Caesars Entertainment Inc.	6.500%	2/15/32	5	5
[5]	Calpine Corp.	4.500%	2/15/28	16	15
[5]	Calpine Corp.	5.125%	3/15/28	10	10
	Camden Property Trust	3.350%	11/1/49	110	78
	Campbell Soup Co.	5.300%	3/20/26	3,150	3,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Campbell Soup Co.	5.200%	3/19/27	1,490	1,511
	Campbell Soup Co.	5.200%	3/21/29	1,480	1,508
	Campbell Soup Co.	2.375%	4/24/30	468	413
	Campbell Soup Co.	5.400%	3/21/34	730	742
	Capital One Financial Corp.	3.750%	3/9/27	90	87
	Capital One Financial Corp.	7.149%	10/29/27	2,300	2,398
	Capital One Financial Corp.	5.468%	2/1/29	90	91
	Capital One Financial Corp.	6.312%	6/8/29	264	274
	Capital One Financial Corp.	5.700%	2/1/30	400	408
	Capital One Financial Corp.	3.273%	3/1/30	400	368
[4]	Capital One Financial Corp.	7.624%	10/30/31	370	414
	Capital One Financial Corp.	2.618%	11/2/32	175	145
	Capital One Financial Corp.	5.817%	2/1/34	500	506
	Capital One Financial Corp.	5.884%	7/26/35	1,050	1,065
[5]	Cargill Inc.	4.750%	4/24/33	130	130
[5]	Carnival Corp.	5.750%	3/1/27	24	24
[5]	Carnival Corp.	4.000%	8/1/28	25	24
[5]	Carnival Corp.	6.000%	5/1/29	3	3
[5]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	7	8
[5]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	18	17
[5]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	33	32
	Cboe Global Markets Inc.	1.625%	12/15/30	92	77
[5]	CCO Holdings LLC	5.375%	6/1/29	40	37
[5]	CCO Holdings LLC	4.750%	3/1/30	62	56
	Cencora Inc.	2.700%	3/15/31	230	201
	Cencora Inc.	4.300%	12/15/47	80	68
	Centene Corp.	2.450%	7/15/28	145	131
	Centene Corp.	3.000%	10/15/30	14	12
	Centene Corp.	2.625%	8/1/31	60	50
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	30	26
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	65	51
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	40	39
	CenterPoint Energy Inc.	5.400%	6/1/29	1,910	1,947
	CenterPoint Energy Inc.	2.950%	3/1/30	10	9
	CenterPoint Energy Inc.	2.650%	6/1/31	190	164
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	200	167
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	47	48
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	40
[5]	Central Parent LLC	8.000%	6/15/29	2	2
	Charles Schwab Corp.	2.450%	3/3/27	130	123
	Charles Schwab Corp.	5.643%	5/19/29	35	36
	Charles Schwab Corp.	6.196%	11/17/29	200	210
	Charles Schwab Corp.	6.136%	8/24/34	784	830
[5]	Chart Industries Inc.	7.500%	1/1/30	5	5
[5]	Chart Industries Inc.	9.500%	1/1/31	2	2
	Charter Communications Operating LLC	3.750%	2/15/28	140	132
	Charter Communications Operating LLC	2.250%	1/15/29	40	35
	Charter Communications Operating LLC	5.050%	3/30/29	480	470
	Charter Communications Operating LLC	2.300%	2/1/32	270	213
	Charter Communications Operating LLC	6.650%	2/1/34	382	394
	Charter Communications Operating LLC	3.500%	3/1/42	200	137
	Charter Communications Operating LLC	6.484%	10/23/45	85	80
	Charter Communications Operating LLC	5.375%	5/1/47	395	326
[5]	Chemours Co.	4.625%	11/15/29	32	28
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	70	66
	Cheniere Energy Inc.	4.625%	10/15/28	25	25
	Cheniere Energy Partners LP	4.000%	3/1/31	25	23
	Cheniere Energy Partners LP	3.250%	1/31/32	770	671
	Cheniere Energy Partners LP	5.950%	6/30/33	125	130
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	101
	Chubb INA Holdings LLC	4.350%	11/3/45	82	72
[5]	Churchill Downs Inc.	5.500%	4/1/27	23	23
[5]	Churchill Downs Inc.	4.750%	1/15/28	41	40
[5]	Churchill Downs Inc.	5.750%	4/1/30	5	5
	Cigna Group	1.250%	3/15/26	63	59
	Cigna Group	2.375%	3/15/31	75	64
	Cigna Group	4.800%	8/15/38	155	147
	Cigna Group	3.400%	3/15/50	150	105
	Cisco Systems Inc.	4.850%	2/26/29	770	784
[4]	Citibank NA	5.570%	4/30/34	2,750	2,862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Citigroup Inc.	2.976%	11/5/30	140	127
[4]	Citigroup Inc.	2.572%	6/3/31	500	439
	Citigroup Inc.	2.520%	11/3/32	250	210
	Citigroup Inc.	4.650%	7/30/45	90	81
	Citigroup Inc.	4.650%	7/23/48	55	50
[4]	City of Hope	4.378%	8/15/48	80	67
[5]	Civitas Resources Inc.	8.375%	7/1/28	4	4
[5]	Civitas Resources Inc.	8.625%	11/1/30	35	38
[5]	Civitas Resources Inc.	8.750%	7/1/31	6	6
[5]	Clarios Global LP	6.750%	5/15/25	5	5
[5]	Clarios Global LP	8.500%	5/15/27	17	17
[5]	Clearway Energy Operating LLC	4.750%	3/15/28	25	24
[5]	Clearway Energy Operating LLC	3.750%	1/15/32	2	2
[5]	Cleveland-Cliffs Inc.	7.000%	3/15/32	15	15
[5]	Cloud Software Group Inc.	6.500%	3/31/29	5	5
[5]	Cloud Software Group Inc.	8.250%	6/30/32	21	22
	CMS Energy Corp.	4.875%	3/1/44	135	125
[5]	CNX Resources Corp.	7.375%	1/15/31	5	5
[5]	CNX Resources Corp.	7.250%	3/1/32	5	5
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	195	197
	Comcast Corp.	5.100%	6/1/29	170	174
	Comcast Corp.	2.650%	2/1/30	275	249
	Comcast Corp.	4.400%	8/15/35	90	85
	Comcast Corp.	6.550%	7/1/39	80	90
	Comcast Corp.	3.250%	11/1/39	145	115
	Comcast Corp.	4.500%	1/15/43	140	123
	Comcast Corp.	4.700%	10/15/48	134	121
	Comcast Corp.	4.950%	10/15/58	65	60
	Comcast Corp.	2.650%	8/15/62	263	148
	Comcast Corp.	2.987%	11/1/63	413	250
[4]	CommonSpirit Health	4.350%	11/1/42	220	190
	Commonwealth Edison Co.	3.800%	10/1/42	115	94
[4]	Commonwealth Edison Co.	3.125%	3/15/51	50	34
	Commonwealth Edison Co.	5.300%	2/1/53	180	175
[5]	Community Health Systems Inc.	5.625%	3/15/27	35	34
[5]	Community Health Systems Inc.	10.875%	1/15/32	14	15
	Conagra Brands Inc.	5.300%	10/1/26	175	177
	ConocoPhillips Co.	4.300%	11/15/44	65	56
	ConocoPhillips Co.	3.800%	3/15/52	40	31
	ConocoPhillips Co.	5.300%	5/15/53	75	73
	ConocoPhillips Co.	5.700%	9/15/63	40	41
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	65	66
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	160	163
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	81
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	400	422
[5,10]	Constellium SE	6.375%	8/15/32	2	2
[5]	Continental Resources Inc.	2.268%	11/15/26	100	94
[5]	Continental Resources Inc.	2.875%	4/1/32	40	33
	COPT Defense Properties LP	2.250%	3/15/26	175	167
	COPT Defense Properties LP	2.750%	4/15/31	105	89
	Corebridge Financial Inc.	3.650%	4/5/27	90	87
	Corebridge Financial Inc.	3.850%	4/5/29	170	162
	Corebridge Financial Inc.	3.900%	4/5/32	194	178
	Corebridge Financial Inc.	4.350%	4/5/42	100	85
	Corebridge Financial Inc.	4.400%	4/5/52	150	122
	Coterra Energy Inc.	4.375%	3/15/29	130	127
	Cotiviti Corp.	7.625%	5/1/31	2	2
[5]	Coty Inc.	6.625%	7/15/30	2	2
[5]	Cox Communications Inc.	4.800%	2/1/35	100	94
[5]	Cox Communications Inc.	5.800%	12/15/53	180	176
	Crown Castle Inc.	4.750%	5/15/47	125	109
[5]	CrownRock LP	5.625%	10/15/25	14	14
[5]	CSC Holdings LLC	11.750%	1/31/29	8	7
[5]	CSC Holdings LLC	3.375%	2/15/31	10	7
	CSX Corp.	4.750%	11/15/48	190	173
	CubeSmart LP	2.250%	12/15/28	225	202
	CVS Health Corp.	1.300%	8/21/27	900	809
	CVS Health Corp.	5.400%	6/1/29	600	612
	CVS Health Corp.	5.125%	2/21/30	365	368
	CVS Health Corp.	5.550%	6/1/31	315	322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	5.700%	6/1/34	240	245
	CVS Health Corp.	4.875%	7/20/35	80	76
	CVS Health Corp.	4.780%	3/25/38	419	384
	CVS Health Corp.	4.125%	4/1/40	135	112
	CVS Health Corp.	5.125%	7/20/45	85	77
	CVS Health Corp.	6.000%	6/1/63	130	128
	Dana Inc.	4.250%	9/1/30	10	9
	Dana Inc.	4.500%	2/15/32	2	2
[5]	DaVita Inc.	3.750%	2/15/31	10	9
	DCP Midstream Operating LP	3.250%	2/15/32	700	612
[5]	DCP Midstream Operating LP	6.750%	9/15/37	300	329
	Dell International LLC	4.900%	10/1/26	447	447
	Dell International LLC	6.200%	7/15/30	219	234
	Dell International LLC	5.400%	4/15/34	1,152	1,164
	Dell International LLC	8.350%	7/15/46	44	57
[5]	Delta Air Lines Inc.	4.750%	10/20/28	1,348	1,333
	Delta Air Lines Inc.	3.750%	10/28/29	9	8
	Devon Energy Corp.	5.850%	12/15/25	40	40
	Devon Energy Corp.	5.600%	7/15/41	50	48
[5]	Diamond Foreign Asset Co.	8.500%	10/1/30	5	5
	Diamondback Energy Inc.	5.200%	4/18/27	740	748
	Diamondback Energy Inc.	3.125%	3/24/31	15	13
	Diamondback Energy Inc.	5.400%	4/18/34	75	76
	Diamondback Energy Inc.	5.750%	4/18/54	470	465
	Diamondback Energy Inc.	5.900%	4/18/64	255	254
[9]	Digital Dutch Finco BV	1.250%	2/1/31	600	552
[9]	Digital Dutch Finco BV	1.000%	1/15/32	2,200	1,944
[5]	Directv Financing LLC	5.875%	8/15/27	12	12
	Discovery Communications LLC	4.900%	3/11/26	157	155
	Discovery Communications LLC	6.350%	6/1/40	156	147
[5]	DISH Network Corp.	11.750%	11/15/27	11	11
[4]	Dominion Energy Inc.	4.050%	9/15/42	170	137
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	40	40
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	215
	Dominion Energy South Carolina Inc.	6.250%	10/15/53	185	205
	Dow Chemical Co.	2.100%	11/15/30	100	86
	Dow Chemical Co.	4.375%	11/15/42	120	102
[5]	DT Midstream Inc.	4.125%	6/15/29	26	24
[5]	DT Midstream Inc.	4.375%	6/15/31	15	14
	DTE Electric Co.	3.700%	6/1/46	75	59
	DTE Energy Co.	5.100%	3/1/29	1,890	1,908
	Duke Energy Carolinas LLC	2.450%	2/1/30	85	76
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	20
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	108
	Duke Energy Corp.	3.400%	6/15/29	1,910	1,799
	Duke Energy Corp.	3.500%	6/15/51	100	70
	Duke Energy Florida LLC	5.875%	11/15/33	160	171
	Duke Energy Florida LLC	3.400%	10/1/46	35	25
	Duke Energy Florida LLC	6.200%	11/15/53	110	120
	Duke Energy Indiana LLC	2.750%	4/1/50	75	47
	Duke Energy Ohio Inc.	5.650%	4/1/53	90	91
	Duke Energy Ohio Inc.	5.550%	3/15/54	540	541
	Duke Energy Progress LLC	4.100%	5/15/42	200	168
	Duke Energy Progress LLC	2.500%	8/15/50	170	101
	DuPont de Nemours Inc.	5.319%	11/15/38	24	25
	eBay Inc.	5.900%	11/22/25	5	5
[5]	Element Solutions Inc.	3.875%	9/1/28	16	15
	Elevance Health Inc.	5.150%	6/15/29	230	235
	Elevance Health Inc.	3.125%	5/15/50	190	131
	Elevance Health Inc.	6.100%	10/15/52	155	166
	Elevance Health Inc.	5.650%	6/15/54	435	439
	Eli Lilly & Co.	2.500%	9/15/60	100	58
[5]	EMRLD Borrower LP	6.625%	12/15/30	5	5
	Enbridge Energy Partners LP	7.375%	10/15/45	230	267
[5]	Endo Finance Holdings Inc.	8.500%	4/15/31	36	38
[5]	Energizer Holdings Inc.	4.750%	6/15/28	33	31
	Energy Transfer LP	4.400%	3/15/27	240	237
	Energy Transfer LP	5.250%	7/1/29	230	233
	Energy Transfer LP	3.750%	5/15/30	30	28
	Energy Transfer LP	6.400%	12/1/30	230	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.750%	2/15/33	130	134
	Energy Transfer LP	6.550%	12/1/33	230	249
	Energy Transfer LP	6.050%	6/1/41	535	540
	Energy Transfer LP	6.500%	2/1/42	100	106
	Energy Transfer LP	5.300%	4/1/44	75	69
	Energy Transfer LP	5.150%	3/15/45	55	50
	Energy Transfer LP	6.250%	4/15/49	70	72
	Energy Transfer LP	5.950%	5/15/54	565	561
[5]	Entegris Inc.	4.750%	4/15/29	190	183
[5]	Entegris Inc.	5.950%	6/15/30	45	45
	Entergy Arkansas LLC	5.750%	6/1/54	560	573
	Entergy Louisiana LLC	3.250%	4/1/28	593	564
	Enterprise Products Operating LLC	4.850%	3/15/44	215	199
	Enterprise Products Operating LLC	4.900%	5/15/46	59	55
	Enterprise Products Operating LLC	4.250%	2/15/48	50	42
	Enterprise Products Operating LLC	3.700%	1/31/51	70	53
	EOG Resources Inc.	3.900%	4/1/35	20	18
[5]	EQM Midstream Partners LP	7.500%	6/1/27	10	10
[5]	EQM Midstream Partners LP	6.500%	7/1/27	16	16
	EQM Midstream Partners LP	5.500%	7/15/28	15	15
[5]	EQM Midstream Partners LP	7.500%	6/1/30	10	11
	EQT Corp.	3.900%	10/1/27	96	93
	Equitable Holdings Inc.	5.594%	1/11/33	148	153
	Equitable Holdings Inc.	5.000%	4/20/48	79	73
[5]	ERAC USA Finance LLC	4.600%	5/1/28	200	200
[5]	ERAC USA Finance LLC	7.000%	10/15/37	180	210
	ERP Operating LP	4.500%	7/1/44	135	118
	Essex Portfolio LP	4.500%	3/15/48	60	51
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	66
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	104
[4]	Eversource Energy	1.400%	8/15/26	110	102
	Exelon Corp.	5.150%	3/15/28	210	213
	Exelon Corp.	3.350%	3/15/32	200	180
	Exelon Corp.	4.450%	4/15/46	165	141
	Exelon Corp.	4.100%	3/15/52	100	79
	Exelon Corp.	5.600%	3/15/53	390	387
	Extra Space Storage LP	5.500%	7/1/30	70	72
	Extra Space Storage LP	5.900%	1/15/31	370	385
	Extra Space Storage LP	2.400%	10/15/31	80	67
	Exxon Mobil Corp.	4.227%	3/19/40	155	140
	Exxon Mobil Corp.	4.114%	3/1/46	55	47
	FedEx Corp.	3.875%	8/1/42	30	24
	FedEx Corp.	4.550%	4/1/46	70	60
	FedEx Corp.	4.050%	2/15/48	70	56
	Fifth Third Bancorp	1.707%	11/1/27	100	93
	Fifth Third Bancorp	3.950%	3/14/28	350	339
	Fifth Third Bancorp	6.339%	7/27/29	310	323
	Fifth Third Bancorp	5.631%	1/29/32	370	376
	FirstEnergy Corp.	2.650%	3/1/30	150	133
[4]	FirstEnergy Corp.	2.250%	9/1/30	60	52
[5]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	60	60
[5]	FirstEnergy Transmission LLC	2.866%	9/15/28	260	241
[5]	FirstEnergy Transmission LLC	4.550%	4/1/49	405	346
[9]	Fiserv Inc.	4.500%	5/24/31	2,000	2,281
	Fiserv Inc.	5.600%	3/2/33	120	124
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	220	229
	FMC Corp.	5.150%	5/18/26	100	100
	FMC Corp.	4.500%	10/1/49	30	24
	Ford Motor Credit Co. LLC	4.950%	5/28/27	45	44
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	22	21
	Ford Motor Credit Co. LLC	6.800%	5/12/28	20	21
	Ford Motor Credit Co. LLC	6.798%	11/7/28	200	209
	Ford Motor Credit Co. LLC	2.900%	2/10/29	53	48
	Ford Motor Credit Co. LLC	7.200%	6/10/30	10	11
	Ford Motor Credit Co. LLC	7.122%	11/7/33	200	214
	Fox Corp.	6.500%	10/13/33	993	1,065
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	10
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	10
[5]	Frontier Communications Holdings LLC	6.000%	1/15/30	7	6

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Frontier Communications Holdings LLC	8.625%	3/15/31	20	21
[5]	Garrett Motion Holdings Inc.	7.750%	5/31/32	2	2
[5]	Gates Corp.	6.875%	7/1/29	5	5
	GE HealthCare Technologies Inc.	5.857%	3/15/30	110	115
	GE HealthCare Technologies Inc.	5.905%	11/22/32	100	105
	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	111
	General Dynamics Corp.	4.250%	4/1/40	95	85
[9]	General Electric Co.	2.125%	5/17/37	200	182
	General Motors Co.	6.125%	10/1/25	150	152
	General Motors Co.	5.200%	4/1/45	88	79
	General Motors Financial Co. Inc.	6.050%	10/10/25	555	560
	General Motors Financial Co. Inc.	1.250%	1/8/26	1,255	1,188
[9]	General Motors Financial Co. Inc.	0.850%	2/26/26	1,300	1,353
	General Motors Financial Co. Inc.	1.500%	6/10/26	191	179
	General Motors Financial Co. Inc.	5.350%	7/15/27	225	227
	General Motors Financial Co. Inc.	5.550%	7/15/29	575	586
	General Motors Financial Co. Inc.	5.850%	4/6/30	192	198
	General Motors Financial Co. Inc.	5.750%	2/8/31	450	461
	General Motors Financial Co. Inc.	6.400%	1/9/33	170	180
[5]	Genesee & Wyoming Inc.	6.250%	4/15/32	10	10
	Genesis Energy LP	8.250%	1/15/29	5	5
	Genesis Energy LP	7.875%	5/15/32	5	5
	Georgia Power Co.	4.300%	3/15/42	130	113
	Georgia Power Co.	5.125%	5/15/52	70	67
[5]	Georgia-Pacific LLC	2.300%	4/30/30	165	145
	Gilead Sciences Inc.	4.150%	3/1/47	190	159
[5]	Global Atlantic Fin Co.	7.950%	6/15/33	700	782
[5]	Global Atlantic Fin Co.	6.750%	3/15/54	240	242
	Goldman Sachs Group Inc.	5.727%	4/25/30	2,500	2,583
	Goldman Sachs Group Inc.	6.750%	10/1/37	300	335
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	255	232
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	76
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	90	83
	Goldman Sachs Group Inc.	4.750%	10/21/45	85	80
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	55	52
[5]	Graphic Packaging International LLC	3.500%	3/15/28	1	1
[5]	Graphic Packaging International LLC	3.750%	2/1/30	2	2
[5]	Gray Television Inc.	7.000%	5/15/27	6	6
[5]	Group 1 Automotive Inc.	6.375%	1/15/30	2	2
[5]	Hanesbrands Inc.	9.000%	2/15/31	7	7
[5]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	130	123
[5]	Hawaiian Brand Intellectual Property Ltd.	11.000%	4/15/29	2	2
	HCA Inc.	5.250%	6/15/49	115	105
	HCA Inc.	4.625%	3/15/52	205	169
	HCA Inc.	6.000%	4/1/54	285	287
	Healthpeak OP LLC	5.250%	12/15/32	170	171
	Helmerich & Payne Inc.	2.900%	9/29/31	220	188
[5]	Herc Holdings Inc.	6.625%	6/15/29	5	5
	Hess Corp.	7.300%	8/15/31	5	6
[5]	Hess Midstream Operations LP	6.500%	6/1/29	6	6
	Highwoods Realty LP	7.650%	2/1/34	429	473
[5]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[5]	Hilcorp Energy I LP	6.000%	2/1/31	6	6
[5]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	2	2
	Home Depot Inc.	2.700%	4/15/30	15	14
	Home Depot Inc.	3.900%	6/15/47	125	102
	Home Depot Inc.	4.500%	12/6/48	75	67
	Home Depot Inc.	4.950%	9/15/52	55	52
	Home Depot Inc.	5.300%	6/25/54	930	927
	Home Depot Inc.	3.500%	9/15/56	70	51
	Honeywell International Inc.	2.800%	6/1/50	1,710	1,159
	Hormel Foods Corp.	1.800%	6/11/30	10	9
	Host Hotels & Resorts LP	5.700%	7/1/34	215	217
[5]	HUB International Ltd.	7.250%	6/15/30	5	5
[5]	HUB International Ltd.	7.375%	1/31/32	5	5
	Huntington Bancshares Inc.	6.208%	8/21/29	350	364
	Huntington Bancshares Inc.	5.023%	5/17/33	116	112
	Huntington Bancshares Inc.	5.709%	2/2/35	1,165	1,177
	Hyatt Hotels Corp.	5.250%	6/30/29	45	45
[5]	Imola Merger Corp.	4.750%	5/15/29	18	17

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	250	189
	Ingersoll Rand Inc.	5.197%	6/15/27	290	294
	Ingersoll Rand Inc.	5.176%	6/15/29	100	102
	Ingersoll Rand Inc.	5.314%	6/15/31	140	144
	Ingersoll Rand Inc.	5.450%	6/15/34	200	206
[5]	Insight Enterprises Inc.	6.625%	5/15/32	2	2
	Intel Corp.	5.125%	2/10/30	160	164
	Intel Corp.	5.625%	2/10/43	80	81
	Intel Corp.	3.050%	8/12/51	200	130
	Intel Corp.	4.900%	8/5/52	100	90
	Intel Corp.	5.900%	2/10/63	60	61
	Intercontinental Exchange Inc.	5.250%	6/15/31	350	360
	Intercontinental Exchange Inc.	4.950%	6/15/52	70	66
	Intercontinental Exchange Inc.	3.000%	9/15/60	50	31
	Intercontinental Exchange Inc.	5.200%	6/15/62	20	19
[9]	International Business Machines Corp.	4.000%	2/6/43	200	222
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	75
	Invesco Finance plc	5.375%	11/30/43	55	54
	IQVIA Inc.	6.250%	2/1/29	6	6
[5]	ITC Holdings Corp.	4.950%	9/22/27	50	50
	ITC Holdings Corp.	3.350%	11/15/27	320	306
[5]	ITC Holdings Corp.	2.950%	5/14/30	150	135
	Jacobs Engineering Group Inc.	5.900%	3/1/33	110	112
[5]	JBS USA Holding Lux Sarl	6.750%	3/15/34	488	525
[5]	JBS USA Holding Lux Sarl	7.250%	11/15/53	265	293
[4]	John Deere Capital Corp.	3.900%	6/7/32	95	90
[4]	John Deere Capital Corp.	5.150%	9/8/33	95	98
	JPMorgan Chase & Co.	4.979%	7/22/28	413	415
	JPMorgan Chase & Co.	4.851%	7/25/28	140	140
	JPMorgan Chase & Co.	5.012%	1/23/30	730	736
	JPMorgan Chase & Co.	5.581%	4/22/30	2,710	2,794
	JPMorgan Chase & Co.	4.586%	4/26/33	100	97
	JPMorgan Chase & Co.	5.350%	6/1/34	130	132
	JPMorgan Chase & Co.	5.294%	7/22/35	625	634
	JPMorgan Chase & Co.	6.400%	5/15/38	150	171
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	62	55
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	240	185
	JPMorgan Chase & Co.	5.600%	7/15/41	81	85
	JPMorgan Chase & Co.	2.525%	11/19/41	190	134
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	270	222
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	70	49
	JPMorgan Chase & Co.	3.328%	4/22/52	290	211
[5]	Kaiser Aluminum Corp.	4.625%	3/1/28	10	9
[5]	KeHE Distributors LLC	9.000%	2/15/29	14	14
	Kenvue Inc.	5.100%	3/22/43	95	94
	Keurig Dr Pepper Inc.	4.500%	11/15/45	330	287
	Kimco Realty OP LLC	4.250%	4/1/45	75	62
	Kimco Realty OP LLC	3.700%	10/1/49	70	52
[5]	Kinetik Holdings LP	6.625%	12/15/28	5	5
[5]	Kinetik Holdings LP	5.875%	6/15/30	2	2
	Kraft Heinz Foods Co.	3.750%	4/1/30	340	324
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	24
	Kroger Co.	2.200%	5/1/30	120	104
	Kyndryl Holdings Inc.	6.350%	2/20/34	100	104
	L3Harris Technologies Inc.	5.250%	6/1/31	1,180	1,201
	L3Harris Technologies Inc.	5.054%	4/27/45	30	28
[5]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	12	11
[5]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	18	18
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	6	6
[5]	Level 3 Financing Inc.	4.625%	9/15/27	7	5
[5]	Level 3 Financing Inc.	3.875%	11/15/29	5	2
[5]	Level 3 Financing Inc.	10.500%	5/15/30	5	5
[5]	LifePoint Health Inc.	11.000%	10/15/30	3	3
[5]	Lithia Motors Inc.	4.625%	12/15/27	10	10
[5]	Lithia Motors Inc.	3.875%	6/1/29	52	47
[5]	Lithia Motors Inc.	4.375%	1/15/31	12	11
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	31
	Lockheed Martin Corp.	4.500%	5/15/36	665	644
	Lockheed Martin Corp.	4.300%	6/15/62	295	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	5.200%	2/15/64	520	510
	Lowe's Cos. Inc.	4.450%	4/1/62	190	152
	LPL Holdings Inc.	6.750%	11/17/28	430	454
	LYB International Finance III LLC	3.375%	10/1/40	50	38
	M&T Bank Corp.	7.413%	10/30/29	316	340
	M&T Bank Corp.	6.082%	3/13/32	688	702
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,300	1,287
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	370	364
	Marathon Oil Corp.	5.300%	4/1/29	380	389
	Marriott International Inc.	4.875%	5/15/29	250	252
[5]	Mars Inc.	3.875%	4/1/39	178	156
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	75	69
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	150	96
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	110	123
[5]	McAfee Corp.	7.375%	2/15/30	8	7
[5]	Medline Borrower LP	3.875%	4/1/29	3	3
[5]	Medline Borrower LP	6.250%	4/1/29	41	42
[5]	Medline Borrower LP	5.250%	10/1/29	3	3
	Merck & Co. Inc.	5.150%	5/17/63	160	156
	Meta Platforms Inc.	4.650%	8/15/62	42	37
	MetLife Inc.	4.125%	8/13/42	60	51
	MetLife Inc.	4.875%	11/13/43	60	56
	MetLife Inc.	5.250%	1/15/54	60	59
	MGM Resorts International	6.500%	4/15/32	10	10
	MidAmerican Energy Co.	5.300%	2/1/55	530	518
[5]	Mileage Plus Holdings LLC	6.500%	6/20/27	3,022	3,049
[5]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	5	5
	Mondelez International Inc.	1.500%	2/4/31	200	163
	Morgan Stanley	2.475%	1/21/28	700	660
[4]	Morgan Stanley	5.652%	4/13/28	530	540
	Morgan Stanley	5.173%	1/16/30	740	749
[4]	Morgan Stanley	2.699%	1/22/31	635	567
	Morgan Stanley	2.943%	1/21/33	400	346
	Morgan Stanley	5.466%	1/18/35	120	122
	Morgan Stanley	5.320%	7/19/35	950	958
	Morgan Stanley	5.948%	1/19/38	270	275
[4]	Morgan Stanley	3.971%	7/22/38	90	79
[4]	Morgan Stanley	4.457%	4/22/39	165	152
	Morgan Stanley	6.375%	7/24/42	150	170
	Morgan Stanley	4.300%	1/27/45	30	26
[4]	Morgan Stanley	4.375%	1/22/47	200	177
[4]	Morgan Stanley	2.802%	1/25/52	90	59
[4]	Morgan Stanley Bank NA	5.504%	5/26/28	250	254
[4]	Morgan Stanley Bank NA	4.968%	7/14/28	1,239	1,243
[4]	Mount Sinai Hospital	3.737%	7/1/49	200	149
	MPLX LP	1.750%	3/1/26	150	143
	MPT Operating Partnership LP	3.500%	3/15/31	25	16
[9]	MSD Netherlands Capital BV	3.750%	5/30/54	791	861
	Nasdaq Inc.	5.350%	6/28/28	350	359
	Nasdaq Inc.	2.500%	12/21/40	100	68
	Nasdaq Inc.	3.950%	3/7/52	30	23
	Nasdaq Inc.	5.950%	8/15/53	175	182
[5,10]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	5	5
[5]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	4	4
[5]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	1	1
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	50
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	98
	Navient Corp.	4.875%	3/15/28	2	2
	Navient Corp.	9.375%	7/25/30	3	3
[5]	NCL Corp. Ltd.	5.875%	2/15/27	14	14
[5]	NCL Corp. Ltd.	8.125%	1/15/29	3	3
[5]	NCL Corp. Ltd.	7.750%	2/15/29	10	11
	Netflix Inc.	5.875%	11/15/28	370	388
[10]	Netflix Inc.	4.900%	8/15/34	340	342
[10]	Netflix Inc.	5.400%	8/15/54	330	333
	Nevada Power Co.	6.000%	3/15/54	180	188
[5]	New York Life Global Funding	4.850%	1/9/28	150	151
	Newell Brands Inc.	6.375%	9/15/27	10	10
	Newell Brands Inc.	6.625%	9/15/29	13	13
	Newell Brands Inc.	6.875%	4/1/36	6	6

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newell Brands Inc.	7.000%	4/1/46	4	4
	Newmont Corp.	2.800%	10/1/29	130	119
	Newmont Corp.	2.250%	10/1/30	100	87
[5]	News Corp.	3.875%	5/15/29	33	31
[5]	Nexstar Media Inc.	4.750%	11/1/28	40	37
[5]	Niagara Mohawk Power Corp.	5.664%	1/17/54	160	158
	NiSource Inc.	5.250%	3/30/28	100	101
	NiSource Inc.	5.200%	7/1/29	700	710
	NiSource Inc.	5.400%	6/30/33	60	61
	NiSource Inc.	5.350%	4/1/34	400	403
	NiSource Inc.	4.800%	2/15/44	630	565
	NiSource Inc.	3.950%	3/30/48	50	39
	Norfolk Southern Corp.	3.050%	5/15/50	120	81
	Norfolk Southern Corp.	5.950%	3/15/64	150	158
[3]	Northern States Power Co.	6.250%	6/1/36	144	159
	Northrop Grumman Corp.	5.250%	5/1/50	545	531
	Northrop Grumman Corp.	5.200%	6/1/54	700	674
[5]	Novelis Corp.	4.750%	1/30/30	15	14
[5]	Novelis Corp.	3.875%	8/15/31	18	16
	NRG Energy Inc.	6.625%	1/15/27	4	4
	Nucor Corp.	4.400%	5/1/48	70	61
	Nucor Corp.	3.850%	4/1/52	50	39
	NuStar Logistics LP	6.375%	10/1/30	20	20
	Occidental Petroleum Corp.	5.550%	3/15/26	16	16
	Occidental Petroleum Corp.	6.375%	9/1/28	138	144
	Occidental Petroleum Corp.	5.200%	8/1/29	315	318
	Occidental Petroleum Corp.	6.625%	9/1/30	59	63
	Occidental Petroleum Corp.	6.125%	1/1/31	39	41
	Occidental Petroleum Corp.	7.500%	5/1/31	44	49
	Occidental Petroleum Corp.	5.375%	1/1/32	245	248
	Occidental Petroleum Corp.	5.550%	10/1/34	290	293
	Occidental Petroleum Corp.	6.450%	9/15/36	15	16
	Occidental Petroleum Corp.	6.600%	3/15/46	10	11
	Occidental Petroleum Corp.	6.050%	10/1/54	580	584
	OGE Energy Corp.	5.450%	5/15/29	150	154
	Oglethorpe Power Corp.	6.200%	12/1/53	130	137
[5]	Oglethorpe Power Corp.	5.800%	6/1/54	930	937
[5]	Olympus Water US Holding Corp.	4.250%	10/1/28	2	2
[5]	Olympus Water US Holding Corp.	9.750%	11/15/28	20	21
[5]	Olympus Water US Holding Corp.	7.250%	6/15/31	5	5
	Omega Healthcare Investors Inc.	3.375%	2/1/31	185	163
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	153	121
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	100	93
	OneMain Finance Corp.	3.500%	1/15/27	15	14
	OneMain Finance Corp.	3.875%	9/15/28	35	32
	OneMain Finance Corp.	7.875%	3/15/30	2	2
	ONEOK Inc.	5.550%	11/1/26	130	132
	ONEOK Inc.	5.650%	11/1/28	135	139
	ONEOK Partners LP	6.125%	2/1/41	135	138
	Oracle Corp.	2.300%	3/25/28	189	174
	Oracle Corp.	2.950%	4/1/30	40	36
	Oracle Corp.	2.875%	3/25/31	270	239
	Oracle Corp.	3.850%	7/15/36	250	216
	Oracle Corp.	3.600%	4/1/40	430	340
	Oracle Corp.	3.650%	3/25/41	150	118
[5]	Organon & Co.	4.125%	4/30/28	13	12
[5]	Organon & Co.	6.750%	5/15/34	5	5
[5]	Organon & Co.	7.875%	5/15/34	2	2
[5]	Outfront Media Capital LLC	7.375%	2/15/31	5	5
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	7	7
[5]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	7	7
	Pacific Gas & Electric Co.	3.150%	1/1/26	200	194
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	93
	Pacific Gas & Electric Co.	5.550%	5/15/29	1,320	1,347
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	119
	Pacific Gas & Electric Co.	6.150%	1/15/33	130	135
	Pacific Gas & Electric Co.	6.950%	3/15/34	180	199
	Pacific Gas & Electric Co.	4.500%	7/1/40	100	85
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	68
	PacifiCorp	6.250%	10/15/37	80	85

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	4.100%	2/1/42	5	4
	PacifiCorp	4.150%	2/15/50	12	9
[5]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	15	14
[5]	Panther Escrow Issuer LLC	7.125%	6/1/31	5	5
	Paramount Global	4.950%	1/15/31	38	35
	Paramount Global	4.600%	1/15/45	260	183
[5]	Park Intermediate Holdings LLC	7.000%	2/1/30	5	5
	Parker-Hannifin Corp.	3.250%	6/14/29	3,190	2,993
[5]	Pattern Energy Operations LP	4.500%	8/15/28	2	2
	PayPal Holdings Inc.	5.050%	6/1/52	40	38
	PECO Energy Co.	4.150%	10/1/44	130	110
[5]	Penn Entertainment Inc.	5.625%	1/15/27	5	5
[5]	Penske Truck Leasing Co. LP	5.350%	1/12/27	900	908
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/28	155	161
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/30	56	59
	PepsiCo Inc.	4.200%	7/18/52	25	22
[5]	Permian Resources Operating LLC	7.750%	2/15/26	10	10
[5]	Permian Resources Operating LLC	5.875%	7/1/29	25	25
[5]	Permian Resources Operating LLC	7.000%	1/15/32	5	5
[5,10]	Permian Resources Operating LLC	6.250%	2/1/33	5	5
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	355	358
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	260	253
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	151
	Philip Morris International Inc.	5.125%	11/17/27	260	264
	Philip Morris International Inc.	4.875%	2/13/29	1,475	1,484
	Philip Morris International Inc.	5.125%	2/15/30	105	107
	Philip Morris International Inc.	5.500%	9/7/30	10	10
[9]	Philip Morris International Inc.	3.750%	1/15/31	1,885	2,073
	Philip Morris International Inc.	5.750%	11/17/32	224	234
[9]	Philip Morris International Inc.	1.450%	8/1/39	700	526
	Philip Morris International Inc.	4.250%	11/10/44	165	138
	Phillips 66	3.900%	3/15/28	34	33
	Phillips 66	4.650%	11/15/34	40	38
	Phillips 66 Co.	3.150%	12/15/29	177	163
[5]	Phinia Inc.	6.750%	4/15/29	2	2
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	129
	Pioneer Natural Resources Co.	2.150%	1/15/31	145	125
	Plains All American Pipeline LP	4.900%	2/15/45	30	26
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,400	1,434
	PNC Financial Services Group Inc.	5.068%	1/24/34	410	405
	PNC Financial Services Group Inc.	5.939%	8/18/34	160	168
	PNC Financial Services Group Inc.	6.875%	10/20/34	585	651
	PNC Financial Services Group Inc.	5.676%	1/22/35	700	722
[5]	Post Holdings Inc.	6.250%	2/15/32	5	5
	Principal Financial Group Inc.	5.500%	3/15/53	219	215
	Prologis LP	1.750%	2/1/31	157	130
	Prologis LP	5.125%	1/15/34	37	37
[8]	Prologis LP	5.625%	5/4/40	700	927
	Prologis LP	5.250%	6/15/53	267	259
	Prologis LP	5.250%	3/15/54	690	667
	Prudential Financial Inc.	3.935%	12/7/49	260	204
[4]	Prudential Financial Inc.	4.350%	2/25/50	65	55
[4]	Prudential Financial Inc.	3.700%	3/13/51	70	52
	Prudential Financial Inc.	6.500%	3/15/54	130	133
	Public Service Co. of Colorado	4.050%	9/15/49	230	180
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	77
[4]	Public Service Electric & Gas Co.	5.125%	3/15/53	160	155
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,010	1,027
	Public Storage Operating Co.	1.950%	11/9/28	200	179
	Range Resources Corp.	8.250%	1/15/29	10	10
	Realty Income Corp.	2.200%	6/15/28	160	146
	Realty Income Corp.	4.850%	3/15/30	165	165
[9]	Realty Income Corp.	4.875%	7/6/30	2,100	2,416
[9]	Realty Income Corp.	5.125%	7/6/34	400	475
	Regions Financial Corp.	5.722%	6/6/30	750	763
[5]	RHP Hotel Properties LP	6.500%	4/1/32	5	5
[5]	Roche Holdings Inc.	4.909%	3/8/31	1,035	1,053
[5]	Roche Holdings Inc.	2.076%	12/13/31	215	180
[5]	Roche Holdings Inc.	4.985%	3/8/34	235	239
[5]	Roche Holdings Inc.	5.218%	3/8/54	440	445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Rocket Software Inc.	9.000%	11/28/28	5	5
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	5	5
[5]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	11	12
[5]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	5	5
[5]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	2	2
	RPM International Inc.	4.550%	3/1/29	115	113
[3]	RTX Corp.	5.400%	5/1/35	250	257
	RTX Corp.	4.875%	10/15/40	557	521
	RTX Corp.	5.375%	2/27/53	140	137
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	110	111
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	110	108
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	1,840	1,804
	Sabra Health Care LP	3.200%	12/1/31	320	273
	San Diego Gas & Electric Co.	5.550%	4/15/54	1,140	1,149
	SBA Communications Corp.	3.125%	2/1/29	17	15
[5]	Scripps Escrow Inc.	5.875%	7/15/27	17	12
[5]	Scripps Escrow II Inc.	5.375%	1/15/31	3	1
	Seagate HDD Cayman	8.250%	12/15/29	4	4
	Seagate HDD Cayman	8.500%	7/15/31	1	1
[5]	Sealed Air Corp.	6.125%	2/1/28	5	5
[5]	Sealed Air Corp.	5.000%	4/15/29	7	7
[5]	Sealed Air Corp.	7.250%	2/15/31	5	5
	Shell International Finance BV	4.375%	5/11/45	70	62
	Shell International Finance BV	3.750%	9/12/46	141	112
	Sherwin-Williams Co.	4.500%	6/1/47	80	70
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	10	10
[5]	Six Flags Entertainment Corp.	6.625%	5/1/32	5	5
	Southern California Edison Co.	5.650%	10/1/28	600	620
[4]	Southern California Edison Co.	4.200%	3/1/29	100	97
	Southern California Edison Co.	5.450%	6/1/31	1,140	1,177
	Southern California Edison Co.	4.500%	9/1/40	50	44
[4]	Southern California Edison Co.	3.900%	3/15/43	50	40
	Southern California Edison Co.	4.000%	4/1/47	50	40
[4]	Southern California Gas Co.	2.550%	2/1/30	330	296
	Southern California Gas Co.	3.750%	9/15/42	50	40
[4]	Southern Co.	3.700%	4/30/30	30	28
	Southern Co.	5.700%	10/15/32	100	105
	Southern Co.	4.400%	7/1/46	30	26
	Southwest Airlines Co.	2.625%	2/10/30	250	221
[5]	Spirit AeroSystems Inc.	9.375%	11/30/29	7	8
[5]	Spirit AeroSystems Inc.	9.750%	11/15/30	12	13
	Sprint Capital Corp.	6.875%	11/15/28	1,900	2,045
	Sprint Capital Corp.	8.750%	3/15/32	790	963
[5]	SS&C Technologies Inc.	5.500%	9/30/27	9	9
[5,10]	Standard Industries Inc.	6.500%	8/15/32	5	5
	Stanley Black & Decker Inc.	2.300%	3/15/30	45	39
[5]	Star Parent Inc.	9.000%	10/1/30	8	9
	Starbucks Corp.	3.500%	11/15/50	125	90
[5]	Starwood Property Trust Inc.	7.250%	4/1/29	2	2
	State Street Corp.	4.821%	1/26/34	120	119
[5]	Station Casinos LLC	6.625%	3/15/32	4	4
[5]	Summit Materials LLC	7.250%	1/15/31	3	3
[5]	Summit Midstream Holdings LLC	8.625%	10/31/29	3	3
	Sun Communities Operating LP	2.300%	11/1/28	200	179
[5]	Sunoco LP	7.000%	9/15/28	10	10
	Synovus Bank	5.625%	2/15/28	250	247
[5]	Tallgrass Energy Partners LP	7.375%	2/15/29	10	10
	Targa Resources Corp.	6.150%	3/1/29	310	325
	Targa Resources Corp.	6.125%	3/15/33	153	161
	Targa Resources Corp.	6.500%	3/30/34	600	650
	Targa Resources Corp.	6.500%	2/15/53	28	30
	Targa Resources Partners LP	6.875%	1/15/29	30	31
	Targa Resources Partners LP	4.875%	2/1/31	50	49
	Target Corp.	4.800%	1/15/53	60	56
	Tenet Healthcare Corp.	4.250%	6/1/29	13	12
	Tenet Healthcare Corp.	6.750%	5/15/31	15	15
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	170	125
	Time Warner Cable LLC	5.875%	11/15/40	343	307
	Time Warner Cable LLC	4.500%	9/15/42	75	56
[9]	Timken Co.	4.125%	5/23/34	900	975

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.375%	4/15/29	245	231
	T-Mobile USA Inc.	3.875%	4/15/30	170	162
	T-Mobile USA Inc.	6.000%	6/15/54	230	243
	T-Mobile USA Inc.	3.600%	11/15/60	255	177
	Toll Brothers Finance Corp.	3.800%	11/1/29	65	61
[5]	TopBuild Corp.	3.625%	3/15/29	5	5
[5]	TopBuild Corp.	4.125%	2/15/32	10	9
	Toyota Motor Credit Corp.	5.050%	5/16/29	1,220	1,246
	Toyota Motor Credit Corp.	5.100%	3/21/31	590	603
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	5
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	83
[5]	TransDigm Inc.	6.750%	8/15/28	5	5
[5]	TransDigm Inc.	6.375%	3/1/29	13	13
[5]	TransDigm Inc.	6.875%	12/15/30	10	10
[5]	TransDigm Inc.	7.125%	12/1/31	10	10
[5]	TransDigm Inc.	6.625%	3/1/32	2	2
[5]	Transocean Inc.	8.250%	5/15/29	2	2
[5]	Transocean Inc.	8.750%	2/15/30	11	11
[5]	Transocean Inc.	8.500%	5/15/31	15	15
	Travelers Cos. Inc.	3.750%	5/15/46	260	209
[5]	Triumph Group Inc.	9.000%	3/15/28	10	11
[4]	UDR Inc.	2.950%	9/1/26	15	14
[5]	UKG Inc.	6.875%	2/1/31	10	10
	Union Electric Co.	4.000%	4/1/48	65	52
	Union Electric Co.	3.250%	10/1/49	75	52
	Union Electric Co.	3.900%	4/1/52	150	118
	Union Electric Co.	5.250%	1/15/54	250	240
	Union Pacific Corp.	3.250%	2/5/50	270	194
	Union Pacific Corp.	3.839%	3/20/60	35	27
[5]	United Airlines Inc.	4.375%	4/15/26	22	21
[5]	United Airlines Inc.	4.625%	4/15/29	55	52
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	30	31
[5]	United Natural Foods Inc.	6.750%	10/15/28	9	8
	UnitedHealth Group Inc.	5.350%	2/15/33	360	372
	UnitedHealth Group Inc.	5.000%	4/15/34	45	45
	UnitedHealth Group Inc.	2.750%	5/15/40	100	73
	UnitedHealth Group Inc.	4.375%	3/15/42	215	193
	UnitedHealth Group Inc.	3.250%	5/15/51	100	70
	UnitedHealth Group Inc.	5.375%	4/15/54	265	262
	UnitedHealth Group Inc.	6.050%	2/15/63	200	215
[5]	Univision Communications Inc.	8.000%	8/15/28	10	10
[5]	Univision Communications Inc.	4.500%	5/1/29	2	2
[5]	Univision Communications Inc.	7.375%	6/30/30	15	14
[5]	Univision Communications Inc.	8.500%	7/31/31	2	2
	US Bancorp	5.775%	6/12/29	350	360
	US Bancorp	5.384%	1/23/30	190	194
[9]	US Bancorp	4.009%	5/21/32	4,625	5,084
	US Bancorp	5.850%	10/21/33	400	415
	US Bancorp	5.836%	6/12/34	276	287
	US Bancorp	5.678%	1/23/35	470	483
[5]	US Foods Inc.	6.875%	9/15/28	2	2
[5]	US Foods Inc.	4.750%	2/15/29	9	9
[5]	USI Inc.	7.500%	1/15/32	2	2
[5]	Vail Resorts Inc.	6.500%	5/15/32	13	13
[5]	Valaris Ltd.	8.375%	4/30/30	16	17
	Valero Energy Corp.	4.350%	6/1/28	48	47
	Valero Energy Corp.	3.650%	12/1/51	100	71
[5]	Velocity Vehicle Group LLC	8.000%	6/1/29	2	2
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	19
[5]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	5	5
[5]	Venture Global LNG Inc.	8.125%	6/1/28	3	3
[5]	Venture Global LNG Inc.	9.500%	2/1/29	12	13
[5]	Venture Global LNG Inc.	7.000%	1/15/30	5	5
[5]	Venture Global LNG Inc.	8.375%	6/1/31	30	32
[5]	Venture Global LNG Inc.	9.875%	2/1/32	5	6
	Verisk Analytics Inc.	5.500%	6/15/45	100	99
	Verizon Communications Inc.	1.500%	9/18/30	285	238
	Verizon Communications Inc.	4.400%	11/1/34	140	133
[3]	Verizon Communications Inc.	5.250%	3/16/37	170	172
	Verizon Communications Inc.	4.812%	3/15/39	110	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	2.650%	11/20/40	75	53
	Verizon Communications Inc.	3.850%	11/1/42	30	24
	Verizon Communications Inc.	4.862%	8/21/46	600	560
	Verizon Communications Inc.	3.875%	3/1/52	130	101
	Verizon Communications Inc.	3.000%	11/20/60	50	31
	Verizon Communications Inc.	3.700%	3/22/61	85	61
[5]	Viper Energy Inc.	7.375%	11/1/31	5	5
[4]	Virginia Electric & Power Co.	2.875%	7/15/29	65	60
	Virginia Electric & Power Co.	5.300%	8/15/33	56	57
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	150	126
	Virginia Electric & Power Co.	5.450%	4/1/53	100	99
	Virginia Electric & Power Co.	5.350%	1/15/54	350	342
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	22	22
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	7	7
[5]	Vistra Operations Co. LLC	7.750%	10/15/31	3	3
[5]	Vital Energy Inc.	7.750%	7/31/29	5	5
[5]	Vital Energy Inc.	7.875%	4/15/32	4	4
	VMware LLC	1.800%	8/15/28	400	357
	VMware LLC	4.700%	5/15/30	130	129
	VMware LLC	2.200%	8/15/31	220	184
	Walt Disney Co.	6.650%	11/15/37	70	81
	Walt Disney Co.	3.500%	5/13/40	125	102
	Walt Disney Co.	2.750%	9/1/49	45	29
	Walt Disney Co.	3.600%	1/13/51	45	34
	Warnermedia Holdings Inc.	5.050%	3/15/42	674	532
[5]	Watco Cos. LLC	7.125%	8/1/32	3	3
[4]	Wells Fargo & Co.	2.393%	6/2/28	250	233
	Wells Fargo & Co.	5.389%	4/24/34	250	253
[4]	Wells Fargo & Co.	3.068%	4/30/41	320	241
	Wells Fargo & Co.	5.375%	11/2/43	90	87
[4]	Wells Fargo & Co.	4.400%	6/14/46	60	50
[4]	Wells Fargo & Co.	5.013%	4/4/51	80	76
[4]	Wells Fargo & Co.	4.611%	4/25/53	50	44
[4]	Wells Fargo Bank NA	6.600%	1/15/38	100	112
	Welltower OP LLC	4.250%	4/1/26	50	49
[5]	WESCO Distribution Inc.	6.375%	3/15/29	10	10
[5]	WESCO Distribution Inc.	6.625%	3/15/32	5	5
	Western Midstream Operating LP	4.500%	3/1/28	49	48
	Western Midstream Operating LP	4.750%	8/15/28	104	103
	Weyerhaeuser Co.	4.000%	11/15/29	91	87
	Williams Cos. Inc.	5.300%	8/15/28	225	229
	Williams Cos. Inc.	4.650%	8/15/32	80	78
	Williams Cos. Inc.	5.150%	3/15/34	195	194
	Williams Cos. Inc.	6.300%	4/15/40	65	69
[5]	Williams Scotsman Inc.	7.375%	10/1/31	5	5
	Willis North America Inc.	2.950%	9/15/29	85	78
	Willis North America Inc.	3.875%	9/15/49	70	52
[5]	WMG Acquisition Corp.	3.750%	12/1/29	60	54
	Workday Inc.	3.700%	4/1/29	140	134
[5]	WR Grace Holdings LLC	5.625%	8/15/29	5	5
[5]	WR Grace Holdings LLC	7.375%	3/1/31	6	6
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	15	14
	Zoetis Inc.	5.400%	11/14/25	230	231
	Zoetis Inc.	4.700%	2/1/43	129	118
	Zoetis Inc.	3.950%	9/12/47	70	56
					221,537
Total Corporate Bonds (Cost $427,203)					426,488
Floating Rate Loan Interests (0.0%)
Ireland (0.0%)
[7]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	7.346%	11/6/28	44	44
United States (0.0%)
[7]	AAdvantage Loyalty IP Ltd. First Lien Initial Term Loan, TSFR3M + 4.750%	10.294%	4/20/28	26	27
[7]	Bausch + Lomb Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	8.695%	5/10/27	5	5
[7]	Cotiviti Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	8.593%	5/1/31	3	3
[7]	Endo Finance Holdings Inc. First Lien Initial Term Loan, TSFR3M + 4.500%	9.783%	4/9/31	7	7
[7]	First Student Bidco Inc. First Lien Incremental Term Loan B, TSFR3M + 3.000%	8.435%	7/21/28	20	20
[7]	Frontier Communications Holdings LLC First Lien Term Loan, TSFR6M + 3.500%	8.763%	7/1/31	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	HUB International Ltd. First Lien Incremental Term Loan, TSFR3M + 3.250%	8.532%	6/20/30	2	2
[7]	McAfee Corp. First Lien Tranche B-1 Term Loan, TSFR1M + 3.250%	8.593%	3/1/29	10	10
[7]	Medline Borrower LP First Lien Initial Term Loan, TSFR1M + 2.500%	7.844%	10/23/28	14	14
					90
Total Floating Rate Loan Interests (Cost $132)					134
Sovereign Bonds (17.8%)
Azerbaijan (0.1%)
[4,11]	Southern Gas Corridor CJSC	6.875%	3/24/26	475	479
Belgium (0.2%)
[5]	Kingdom of Belgium	4.875%	6/10/55	1,286	1,301
Bermuda (0.1%)
[4]	Bermuda	5.000%	7/15/32	500	489
Bulgaria (0.1%)
[9]	Republic of Bulgaria	4.375%	5/13/31	337	382
Canada (0.9%)
[12]	Canadian Government Bond	3.500%	12/1/45	536	403
[12]	Canadian Government Bond	2.750%	12/1/48	474	316
[12]	Canadian Government Bond	1.750%	12/1/53	573	299
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	782
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	338
	Province of Quebec	4.500%	4/3/29	2,682	2,716
					4,854
Chile (0.2%)
[4,5]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	820	832
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	570	561
					1,393
Colombia (0.2%)
[4]	Republic of Colombia	3.000%	1/30/30	1,570	1,311
Costa Rica (0.0%)
[4,5]	Republic of Costa Rica	7.300%	11/13/54	190	203
Cyprus (0.2%)
[4,9]	Republic of Cyprus	3.250%	6/27/31	1,182	1,301
France (0.3%)
[4,5]	Electricite de France SA	5.700%	5/23/28	315	324
[4,5]	Electricite de France SA	6.250%	5/23/33	240	256
[4,9]	Societe Des Grands Projets EPIC	0.700%	10/15/60	500	218
[9]	Ville de Paris	3.750%	6/22/48	800	873
					1,671
Georgia (0.1%)
[4]	Republic of Georgia	2.750%	4/22/26	500	467
Germany (1.6%)
[9]	Federal Republic of Germany	2.200%	2/15/34	6,265	6,749
[9]	Federal Republic of Germany	1.000%	5/15/38	1,350	1,216
[9]	Federal Republic of Germany	3.250%	7/4/42	250	299
[9]	Federal Republic of Germany	1.250%	8/15/48	750	629
[9]	Federal Republic of Germany	1.800%	8/15/53	378	350
					9,243
Greece (0.8%)
[5,9]	Hellenic Republic	3.375%	6/15/34	3,355	3,653
[5,9]	Hellenic Republic	4.125%	6/15/54	736	814
					4,467
Hungary (0.1%)
[4]	Republic of Hungary	5.500%	3/26/36	800	785
Iceland (0.2%)
[9]	Republic of Iceland	3.500%	3/21/34	1,240	1,376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indonesia (0.2%)
[4,9]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	370	336
[9]	Republic of Indonesia	1.450%	9/18/26	545	561
					897
Israel (0.1%)
	State of Israel	5.500%	3/12/34	200	196
	State of Israel	5.750%	3/12/54	520	481
					677
Italy (1.2%)
[4,5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	2,944	3,031
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	2,059	2,117
[4,5,9]	Republic of Italy	4.050%	10/30/37	1,289	1,426
					6,574
Ivory Coast (0.5%)
[4,5]	Ivory Coast Government Bond	8.250%	1/30/37	3,000	2,913
Japan (0.2%)
[4,13]	Japan	1.200%	6/20/53	112,450	598
[4,13]	Japan	2.200%	6/20/54	112,450	754
					1,352
Latvia (0.1%)
[4,5]	Republic of Latvia	5.125%	7/30/34	565	569
Lithuania (0.1%)
[9]	Republic of Lithuania	3.500%	7/3/31	528	576
Mexico (1.1%)
	Comision Federal de Electricidad	5.000%	9/29/36	212	188
	Petroleos Mexicanos	4.500%	1/23/26	170	163
	Petroleos Mexicanos	6.875%	8/4/26	560	553
	Petroleos Mexicanos	6.500%	3/13/27	1,910	1,839
[4]	United Mexican States	4.750%	4/27/32	1,204	1,137
[4]	United Mexican States	6.350%	2/9/35	2,568	2,646
					6,526
Morocco (0.1%)
[4]	Kingdom of Morocco	2.375%	12/15/27	500	453
Oman (0.4%)
[4]	Oman Government Bond	4.750%	6/15/26	405	400
[4]	Oman Government Bond	6.750%	10/28/27	1,990	2,070
					2,470
Panama (0.1%)
[4]	Republic of Panama	4.300%	4/29/53	250	166
[4]	Republic of Panama	3.870%	7/23/60	800	472
					638
Paraguay (0.1%)
[4]	Paraguay Government Bond	4.950%	4/28/31	600	586
Peru (0.2%)
[4]	Petroleos del Peru SA	4.750%	6/19/32	280	210
[4]	Petroleos del Peru SA	5.625%	6/19/47	250	160
[4]	Republic of Peru	2.783%	1/23/31	615	534
					904
Poland (0.3%)
[4,5]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	1,195	1,237
[4,9]	Republic of Poland	4.250%	2/14/43	200	223
[4]	Republic of Poland	5.500%	3/18/54	380	375
					1,835
Romania (0.9%)
[4,9]	Republic of Romania	5.500%	9/18/28	2,000	2,249
[4,9]	Republic of Romania	1.750%	7/13/30	1,624	1,456
[5,9]	Republic of Romania	5.375%	3/22/31	1,130	1,232
					4,937
Saudi Arabia (0.8%)
[4,5]	Kingdom of Saudi Arabia	5.750%	1/16/54	4,705	4,618

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Serbia (0.2%)
[4]	Serbia International Bond	6.250%	5/26/28	985	1,007
South Korea (0.2%)
[4]	Korea Electric Power Corp.	5.375%	4/6/26	930	937
Spain (0.2%)
[5,9]	Kingdom of Spain	3.450%	10/31/34	1,205	1,342
Supranational (4.6%)
[4,5]	Central American Bank for Economic Integration	5.000%	1/25/27	1,340	1,349
	Corp. Andina de Fomento	5.000%	1/24/29	1,560	1,585
[9]	European Investment Bank	2.875%	10/15/31	1,937	2,126
[4,9]	European Investment Bank	3.000%	7/15/33	1,056	1,164
[4,9]	European Union	2.750%	10/5/26	1,460	1,579
[4,9]	European Union	2.000%	10/4/27	8,250	8,756
[9]	European Union	2.875%	10/5/29	637	699
[4,9]	European Union	3.125%	12/4/30	1,504	1,668
[4,9]	European Union	3.000%	12/4/34	1,000	1,092
[4,9]	European Union	2.625%	2/4/48	2,508	2,444
[4,9]	European Union	0.300%	11/4/50	1,484	800
[4,9]	European Union	0.700%	7/6/51	1,000	604
[4,9]	European Union	3.000%	3/4/53	664	673
[4,9]	European Union	3.375%	10/5/54	1,669	1,811
					26,350
United Kingdom (0.8%)
[8]	United Kingdom	1.625%	10/22/28	913	1,079
[8]	United Kingdom	0.500%	1/31/29	600	668
[8]	United Kingdom	0.375%	10/22/30	615	645
[8]	United Kingdom	3.750%	1/29/38	200	246
[8]	United Kingdom	4.500%	12/7/42	750	975
[8]	United Kingdom	1.500%	7/22/47	295	218
[8]	United Kingdom	3.750%	10/22/53	355	399
[8]	United Kingdom	3.500%	7/22/68	90	96
					4,326
Uzbekistan (0.3%)
[4]	Republic of Uzbekistan International Bond	7.850%	10/12/28	213	220
[4]	Republic of Uzbekistan International Bond	5.375%	2/20/29	1,787	1,674
					1,894
Total Sovereign Bonds (Cost $100,988)					102,103
Taxable Municipal Bonds (0.1%)
United States (0.1%)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds) (Cost $310)	5.871%	11/15/39	300	310
				Shares
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[14]	Vanguard Market Liquidity Fund (Cost $6,964)	5.390%		69,645	6,964

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Put Options
10-Year U.S. Treasury Note Futures Contracts (Cost $6)	8/23/24	19	110.50	2,100	3
Total Investments (99.2%) (Cost $567,254)					567,960
Other Assets and Liabilities—Net (0.8%)					4,563
Net Assets (100%)					572,523
Cost is in $000.
1	Securities with a value of $504,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $1,140,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $2,297,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $68,042,000, representing 11.9% of net assets.
6	Face amount denominated in Australian dollars.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in British pounds.
9	Face amount denominated in euro.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
11	Guaranteed by the Republic of Azerbaijan.
12	Face amount denominated in Canadian dollars.
13	Face amount denominated in Japanese yen.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	93	19,099	21
5-Year Government of Canada Bond	September 2024	86	7,009	137
5-Year U.S. Treasury Note	September 2024	9	971	(3)
10-Year Government of Canada Bond	September 2024	42	3,740	118
10-Year U.S. Treasury Note	September 2024	136	15,206	176
AUD 5-Year Treasury Bond	September 2024	5	300	3
Euro-Schatz	September 2024	131	15,039	1
Long U.S. Treasury Bond	September 2024	52	6,281	103
				556

Short Futures Contracts
10-Year Japanese Government Bond	September 2024	(8)	(7,622)	5
AUD 3-Year Treasury Bond	September 2024	(114)	(7,933)	(64)
AUD 10-Year Treasury Bond	September 2024	(80)	(6,031)	(93)
Euro-Bobl	September 2024	(31)	(3,942)	(5)
Euro-BTP	September 2024	(8)	(1,030)	(23)
Euro-Bund	September 2024	(27)	(3,908)	(16)
Euro-Buxl	September 2024	(17)	(2,479)	(85)
Euro-OAT	September 2024	(6)	(817)	(14)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Gilt	September 2024	(19)	(2,424)	(34)
Mini 10-Year Japanese Government Bond	September 2024	(24)	(2,287)	(1)
Ultra 10-Year U.S. Treasury Note	September 2024	(149)	(17,221)	(193)
Ultra Long U.S. Treasury Bond	September 2024	(7)	(896)	—
				(523)
				33

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	8/2/24	AUD	40,761	USD	26,586	70	—
HSBC Bank plc	8/2/24	AUD	122	USD	82	—	(2)
Morgan Stanley Capital Services LLC	8/2/24	AUD	99	USD	66	—	(1)
JPMorgan Chase Bank, N.A.	8/2/24	AUD	51	USD	35	—	(1)
Toronto-Dominion Bank	8/1/24	CAD	8,880	USD	6,501	—	(69)
State Street Bank & Trust Co.	8/1/24	CAD	1,406	USD	1,018	1	—
State Street Bank & Trust Co.	8/1/24	CAD	188	USD	138	—	(2)
Toronto-Dominion Bank	8/1/24	CAD	77	USD	56	—	—
UBS AG	8/1/24	CAD	44	USD	32	—	—
JPMorgan Chase Bank, N.A.	9/3/24	CAD	39	USD	28	—	—
HSBC Bank plc	9/3/24	CAD	27	USD	20	—	—
Standard Chartered Bank	8/1/24	CAD	21	USD	15	—	—
Royal Bank of Canada	8/5/24	CHF	26	USD	29	1	—
State Street Bank & Trust Co.	9/3/24	CHF	26	USD	29	—	—
State Street Bank & Trust Co.	8/2/24	EUR	160,362	USD	173,880	—	(329)
Toronto-Dominion Bank	8/2/24	EUR	6,367	USD	6,894	—	(2)
Barclays Bank plc	8/2/24	EUR	3,233	USD	3,537	—	(38)
Bank of America, N.A.	8/2/24	EUR	2,350	USD	2,558	—	(15)
Toronto-Dominion Bank	8/2/24	EUR	2,349	USD	2,541	1	—
State Street Bank & Trust Co.	9/3/24	EUR	2,102	USD	2,276	3	—
UBS AG	8/2/24	EUR	1,971	USD	2,141	—	(8)
State Street Bank & Trust Co.	8/2/24	EUR	563	USD	605	5	—
Morgan Stanley Capital Services LLC	8/2/24	EUR	500	USD	539	3	—
HSBC Bank plc	8/2/24	EUR	250	USD	273	—	(2)
BNP Paribas	8/2/24	GBP	23,583	USD	30,303	15	—
Toronto-Dominion Bank	8/2/24	GBP	3,462	USD	4,474	—	(23)
Citibank, N.A.	8/2/24	GBP	3,346	USD	4,278	23	—
Barclays Bank plc	8/2/24	GBP	1,871	USD	2,393	11	—
State Street Bank & Trust Co.	8/2/24	JPY	9,780	USD	61	4	—
JPMorgan Chase Bank, N.A.	8/2/24	JPY	4,797	USD	30	2	—
Toronto-Dominion Bank	8/2/24	JPY	3,959	USD	25	1	—
Morgan Stanley Capital Services LLC	8/2/24	JPY	3,677	USD	24	—	—
HSBC Bank plc	8/2/24	JPY	2,756	USD	18	—	—
Royal Bank of Canada	8/2/24	JPY	2,189	USD	14	—	—
Goldman Sachs Bank USA	8/2/24	MXN	1,927	USD	105	—	(1)
Citibank, N.A.	9/4/24	MXN	1,927	USD	102	1	—
Morgan Stanley Capital Services LLC	9/3/24	USD	26,608	AUD	40,761	—	(71)
Morgan Stanley Capital Services LLC	8/2/24	USD	21,782	AUD	32,642	436	—
JPMorgan Chase Bank, N.A.	8/2/24	USD	3,020	AUD	4,459	104	—
State Street Bank & Trust Co.	8/2/24	USD	2,449	AUD	3,628	76	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Standard Chartered Bank	8/2/24	USD	91	AUD	137	2	—
Citibank, N.A.	8/2/24	USD	55	AUD	82	2	—
Toronto-Dominion Bank	8/2/24	USD	36	AUD	53	1	—
UBS AG	8/2/24	USD	22	AUD	33	1	—
UBS AG	8/1/24	USD	7,696	CAD	10,535	66	—
State Street Bank & Trust Co.	9/3/24	USD	1,018	CAD	1,406	—	(1)
Toronto-Dominion Bank	8/1/24	USD	60	CAD	82	—	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	539	CHF	474	—	(4)
State Street Bank & Trust Co.	8/5/24	USD	29	CHF	26	—	—
State Street Bank & Trust Co.	9/3/24	USD	170,866	EUR	157,344	312	—
Toronto-Dominion Bank	8/2/24	USD	163,008	EUR	152,017	—	(1,513)
JPMorgan Chase Bank, N.A.	8/2/24	USD	7,473	EUR	6,954	—	(53)
Standard Chartered Bank	8/2/24	USD	5,184	EUR	4,756	38	—
Toronto-Dominion Bank	8/2/24	USD	3,581	EUR	3,301	9	—
State Street Bank & Trust Co.	8/2/24	USD	3,448	EUR	3,215	—	(32)
HSBC Bank plc	8/2/24	USD	3,264	EUR	3,006	10	—
State Street Bank & Trust Co.	9/3/24	USD	2,349	EUR	2,169	—	(2)
HSBC Bank plc	9/3/24	USD	2,158	EUR	1,993	—	(2)
Bank of America, N.A.	8/2/24	USD	1,509	EUR	1,406	—	(12)
Royal Bank of Canada	8/2/24	USD	1,407	EUR	1,311	—	(12)
UBS AG	8/2/24	USD	1,227	EUR	1,133	1	—
Royal Bank of Canada	8/2/24	USD	610	EUR	560	4	—
Deutsche Bank AG	8/2/24	USD	311	EUR	287	—	—
UBS AG	8/2/24	USD	38,988	GBP	30,820	—	(632)
BNP Paribas	9/3/24	USD	30,312	GBP	23,583	—	(15)
BNP Paribas	8/2/24	USD	849	GBP	658	4	—
Toronto-Dominion Bank	8/2/24	USD	758	GBP	590	—	(1)
HSBC Bank plc	9/3/24	USD	417	GBP	325	—	(1)
JPMorgan Chase Bank, N.A.	8/2/24	USD	245	GBP	194	—	(4)
Canadian Imperial Bank of Commerce	9/3/24	USD	1,376	JPY	206,291	—	(8)
Morgan Stanley Capital Services LLC	8/2/24	USD	95	JPY	15,263	—	(7)
State Street Bank & Trust Co.	8/2/24	USD	32	JPY	5,020	—	(2)
Canadian Imperial Bank of Commerce	8/2/24	USD	28	JPY	4,539	—	(2)
Morgan Stanley Capital Services LLC	9/3/24	USD	25	JPY	3,677	—	—
Goldman Sachs Bank USA	9/3/24	USD	24	JPY	3,731	—	(1)
Deutsche Bank AG	8/2/24	USD	15	JPY	2,335	—	(1)
Citibank, N.A.	8/2/24	USD	102	MXN	1,927	—	(1)
Standard Chartered Bank	9/18/24	GBP	285	SEK	3,768	14	—
						1,221	(2,870)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S42-V1	6/20/29	USD	2,690	1.000	61	5
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Airbus SE/A2	6/20/29	BANA	7,300[2]	1.000	192	164	28	—
United Mexican States/Baa2	6/20/29	BARC	3,960	1.000	(12)	(6)	—	(6)
					180	158	28	(6)
Credit Protection Purchased
Bouygues SA	6/20/28	JPMC	3,500[2]	(1.000)	(104)	(57)	—	(47)
Republic of Peru	6/20/29	JPMC	690	(1.000)	(9)	(10)	1	—
Standard Chartered plc	12/20/28	MSCS	400[2]	(1.000)	(8)	(3)	—	(5)
Unibail-Rodamco-Westfield SE	6/20/28	BARC	600[2]	(1.000)	(5)	37	—	(42)
Unibail-Rodamco-Westfield SE	6/20/28	JPMC	600[2]	(1.000)	(5)	25	—	(30)
					(131)	(8)	1	(124)
					49	150	29	(130)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $606,000 and cash of $20,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/21/24	N/A	2,350[1]	5.200[2]	(4.274)[3]	28	28
7/17/26	7/17/25[4]	15,310[5]	0.000[6]	(3.733)[7]	(12)	(12)
7/17/26	7/17/25[4]	13,770[8]	2.452[7]	(0.000)[9]	29	29
7/26/27	N/A	6,500[5]	4.016[3]	(5.380)[10]	15	15
5/21/28	5/21/27[4]	16,010[5]	3.772[7]	(0.000)[6]	61	61
7/5/29	N/A	2,390[5]	2.530[7]	(0.000)[11]	19	19
7/5/29	N/A	2,210[5]	2.523[7]	(0.000)[11]	17	17
7/5/29	N/A	2,200[5]	2.525[7]	(0.000)[11]	17	17
7/10/29	N/A	2,790[5]	2.491[7]	(0.000)[11]	17	17
7/10/29	N/A	2,450[5]	2.484[7]	(0.000)[11]	14	14
7/15/29	N/A	2,450[5]	2.420[7]	(0.000)[11]	6	6
7/18/29	N/A	2,450[5]	2.449[7]	(0.000)[11]	9	9
7/19/29	N/A	2,450[5]	2.437[7]	(0.000)[11]	8	8
7/26/29	N/A	4,000[5]	5.380[10]	(3.837)[3]	(21)	(21)

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/1/29	8/1/24[4]	2,450[5]	2.394[7]	(0.000)[11]	2	2
3/11/34	N/A	870[8]	3.326[3]	(3.653)[12]	71	71
5/21/34	5/21/29[4]	3,735[5]	0.000[10]	(3.877)[3]	(37)	(37)
2/15/40	9/3/24[4]	1,850[5]	4.089[3]	(0.000)[10]	81	81
7/5/54	N/A	530[5]	0.000[11]	(2.522)[7]	(11)	(11)
7/5/54	N/A	480[5]	0.000[11]	(2.519)[7]	(10)	(10)
7/5/54	N/A	480[5]	0.000[11]	(2.524)[7]	(11)	(11)
7/10/54	N/A	600[5]	0.000[11]	(2.510)[7]	(11)	(11)
7/10/54	N/A	530[5]	0.000[11]	(2.499)[7]	(9)	(9)
7/15/54	N/A	525[5]	0.000[11]	(2.469)[7]	(5)	(5)
7/18/54	N/A	525[5]	0.000[11]	(2.501)[7]	(9)	(9)
7/19/54	N/A	525[5]	0.000[11]	(2.482)[7]	(7)	(7)
8/1/54	8/1/24[4]	530[5]	0.000[11]	(2.454)[7]	(3)	(3)
					248	248
1 Notional amount denominated in British pound.
2 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Notional amount denominated in U.S. dollar.
6 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
7 Interest payment received/paid at maturity.
8 Notional amount denominated in euro.
9 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid at maturity.
10 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
11 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
12 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on foreign currency at July 31, 2024.
E.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open swaption contracts at July 31, 2024.
F.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
H.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.

The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	31,815	—	31,815
Asset-Backed/Commercial Mortgage-Backed Securities	—	143	—	143
Corporate Bonds	—	426,488	—	426,488
Floating Rate Loan Interests	—	134	—	134
Sovereign Bonds	—	102,103	—	102,103
Taxable Municipal Bonds	—	310	—	310
Temporary Cash Investments	6,964	—	—	6,964
Options Purchased	3	—	—	3
Total	6,967	560,993	—	567,960

Derivative Financial Instruments
Assets
Futures Contracts[1]	564	—	—	564
Forward Currency Contracts	—	1,221	—	1,221
Swap Contracts	399[1]	29	—	428
Total	963	1,250	—	2,213
Liabilities
Futures Contracts[1]	531	—	—	531
Forward Currency Contracts	—	2,870	—	2,870
Swap Contracts	146[1]	130	—	276
Total	677	3,000	—	3,677
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.